File No. 2-11236

                           As filed on December ^24, 1996


                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549
                                     Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
                                                                              --

      Pre-Effective Amendment No.
      Post-Effective Amendment No.   ^ 71                                      X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X
                                                                              --
      Amendment No.    ^ 19                                                    X
                   -------------                                              --


                             INVESCO GROWTH FUND, INC.
                 (Exact Name of Registrant as Specified in Charter)
                    7800 E. Union Avenue, Denver, Colorado 80237
                      (Address of Principal Executive Offices)
                    P.O. Box 173706, Denver, Colorado 80217-3706
                                 (Mailing Address)
         Registrant's Telephone Number, including Area Code: (303) 930-6300
                                Glen A. Payne, Esq.
                                7800 E. Union Avenue
                               Denver, Colorado 80237
                      (Name and Address of Agent for Service)
                                    ------------
                                     Copies to:
                               Ronald M. Feiman, Esq.
                               Gordon Altman Butowsky
                               Weitzen Shalov & Wein
                                  114 W. 47th St.
                              New York, New York 10036
                                    ------------
Approximate Date of Proposed Public Offering:   As soon as practicable after
this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)


      immediately upon filing pursuant to paragraph (b)
----
 X    on ^ January 1, 1997, pursuant to paragraph (b)
----
      60 days after filing  pursuant to paragraph (a)(i)
----
      on  _________________, pursuant to paragraph (a)(i)
----
      75 days after  filing  pursuant to paragraph (a)(ii)
----
      on _________________, pursuant to paragraph (a)(ii) of rule 485


If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has previously elected to register an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act. Registrant's Rule 24f-2 Notice for the fiscal year ended August 31, ^ 1996, was filed on or about October ^ 22, 1996.

                                   Page 1 of 82
                        Exhibit index is located at page 74

                          INVESCO GROWTH FUND, INC.
                       -------------------------------

                            CROSS-REFERENCE SHEET


Form N-1A
Item                                      Caption
---------                                 -------

Part A                                    Prospectus

   1.......................               Cover Page

   2.......................               Annual Fund Expenses

   3.......................               Financial Highlights;
                                          Performance Data

   4.......................               Investment Objective and
                                          Policies; The Fund and Its
                                          Management

   5.......................               The Fund and Its Management;
                                          Additional Information

   5A......................               Not Applicable

   6.......................               Services Provided by the Fund;
                                          Taxes, Dividends and Capital
                                          Gain Distributions; Additional
                                          Information

   7.......................               How Shares Can Be Purchased;
                                          Services Provided by the Fund

   8.......................               Services Provided by the Fund;
                                          How to Redeem Shares

   9.......................               Not Applicable

Part B                                    Statement of Additional
                                          Information

   10.......................              Cover Page

   11.......................              Table of Contents

Form N-1A
Item                                      Caption
---------                                 -------

   12.......................              The Fund and Its Management

   13.......................              Investment Practices;
                                          Investment Policies and
                                          Restrictions

   14.......................              The Fund and Its Management

   15.......................              The Fund and Its Management;
                                          Additional Information

   16.......................              The Fund and Its Management;
                                          Additional Information

   17.......................              Investment Practices;
                                          Investment Policies and
                                          Restrictions

   18.......................              Additional Information

   19.......................              How Shares Can Be Purchased;
                                          How Shares Are Valued;
                                          Services Provided by the Fund;
                                          Tax-Deferred Retirement Plans;
                                          How to Redeem Shares

   20.......................              Dividends, Capital Gain
                                          Distributions, and Taxes

   21.......................              How Shares Can Be Purchased

   22.......................              Performance Data

   23.......................              Additional Information

Part C                                    Other Information

      Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
^ January 1, 1997


                          INVESCO GROWTH FUND, INC.


      INVESCO Growth Fund, Inc. (the "Fund") is a mutual fund that seeks long-term capital growth. The Fund also seeks, as a secondary objective, to obtain investment income through the purchase of securities of carefully selected companies representing major fields of business and industrial activity. In pursuing its objectives, the Fund invests primarily in common stocks^ but may also invest in other kinds of securities, including convertible and straight issues of debentures and preferred stock.

      This ^ prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Fund, dated ^ January 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference into this ^ prospectus. You can obtain a copy without charge by writing INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217- 3706; or by calling 1-800-525-8085; or on the
World Wide Web: http://www.invesco.com.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                              TABLE OF CONTENTS
                                                                          Page
                                                                          ----

ANNUAL FUND EXPENSES.......................................................  6

FINANCIAL HIGHLIGHTS.......................................................  8

PERFORMANCE DATA........................................................... 10

INVESTMENT OBJECTIVE AND POLICIES.......................................... 10

RISK FACTORS............................................................... 13

THE FUND AND ITS MANAGEMENT................................................ 14

HOW SHARES CAN BE PURCHASED................................................ 17

SERVICES PROVIDED BY THE FUND.............................................. 20

HOW TO REDEEM SHARES....................................................... 23

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS............................ 25

ADDITIONAL INFORMATION..................................................... 26

ANNUAL FUND EXPENSES

      The Fund is no-load; there are no fees to purchase, exchange or redeem shares. The Fund, however, is authorized to pay a distribution fee pursuant to Rule 12b-1 under the Investment Company Act of 1940. (See "How Shares Can Be Purchased -- Distribution Expenses.") Lower expenses benefit Fund shareholders by increasing the Fund's total return.

Shareholder Transaction Expenses
Sales load "charge" on purchases                                  None
Sales load "charge" on reinvested dividends                       None
Redemption fees                                                   None
Exchange fees                                                     None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fee                                                  ^ 0.58%
12b-1 Fees                                                        0.25%
Other Expenses                                                  ^ 0.22%
   Transfer Agency Fee(1)                            ^ 0.14%
   General Services, Administrative                  ^ 0.08%
     Services, Registration, Postage (2)
Total Fund Operating Expenses ^(3)                                1.05%


      (1)   Consists   of   the   transfer    agency   fee   described   under
"Additional Information -- Transfer and Dividend Disbursing Agent."


      (2)  Includes,  but is not  limited to,  fees and  expenses of  directors, custodian bank, legal counsel and ^ independent accountants, costs of administrative services furnished under an Administrative Services Agreement, securities pricing services, costs of registration of Fund shares under applicable laws, and costs of printing and distributing reports to shareholders.

      (3) It should be noted that the Fund's actual total operating expenses were lower than the figures shown because the Fund's custodian fees and pricing expenses were reduced under an expense offset arrangement. However, as a result of an SEC requirement for mutual funds to state their total operating expenses without crediting any such expense offset arrangement, the figures shown above DO NOT reflect these reductions. In comparing expenses for different years, please note that the expense offset arrangement was not in place for periods prior to the fiscal year ended August 31, 1996.


Example

      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                 1 Year         3 Years       5 Years       10 Years
                 ------         -------       -------       --------
                 $11            $34           ^ $58         $129

      The purpose of the foregoing table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses are paid from the Fund's assets. (See "The Fund ^ And Its Management.") The Fund charges no sales load, redemption fee or exchange fee. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed amount.


      As a result of the 0.25% Rule 12b-1 fee paid by the Fund, investors who own Fund shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

FINANCIAL HIGHLIGHTS

(For a Fund Share Outstanding ^ Throughout Each Period)

   The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the report of independent accountants thereon appearing in the Fund's ^ 1996 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Funds Group, Inc. at the address or telephone number shown below.



                                                                      Year Ended August 31
                               ------------------------------------------------------------------------------------------
                                   1996     1995     1994     1993     1992     1991     1990     1989     1988     1987

^ PER SHARE DATA
Net Asset Value -
   Beginning of Period            $5.33    $5.34    $5.28    $4.72    $5.26    $4.37    $4.54    $3.48    $4.64     $4.14^

                               ------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
    OPERATIONS
Net Investment Income              0.03     0.05     0.03     0.04     0.05     0.07     0.10     0.10     0.07      0.07^
Net Gains or (Losses)
   on Securities (Both
   Realized and Unrealized)        0.95     0.49     0.11     1.00     0.05     1.28   (0.14)     1.06   (1.16)      1.15^
                               ------------------------------------------------------------------------------------------^
Total from Investment
   Operations                      0.98     0.54     0.14     1.04     0.10     1.35   (0.04)     1.16   (1.09)      1.22^
                               ------------------------------------------------------------------------------------------^
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income+              0.03     0.05     0.03     0.04     0.05     0.08     0.11     0.10     0.07      0.08
 ^ Distributions from
   Capital Gains                   0.84     0.50     0.05     0.44     0.59     0.38     0.02     0.00     0.00      0.64^
                               ------------------------------------------------------------------------------------------^
Total Distributions                0.87     0.55     0.08     0.48     0.64     0.46     0.13     0.10     0.07      0.72^
                               ------------------------------------------------------------------------------------------^
Net Asset Value -
   End of Period                ^ $5.44    $5.33    $5.34    $5.28    $4.72    $5.26    $4.37    $4.54    $3.48     $4.64
                               ==========================================================================================^
TOTAL RETURN                     20.23%   12.05%    2.52%   22.17%    2.04%   31.16%  (1.01%)   33.70% (23.43%)    29.59%^






RATIOS
Net Assets - End of Period
   ($000 Omitted)              $596,726 $501,285 $488,411 $483,957 $408,218 $428,564 $339,927 $383,099 $328,043  $480,135^
Ratio of Expenses to
   Average Net Assets            1.05%@    1.06%    1.03%    1.04%    1.04%    1.00%    0.78%    0.82%    0.81%     0.77%^
Ratio of Net Investment
   Income to Average
   Net Assets                     0.64%    1.07%    0.47%    0.72%    0.93%    1.52%    2.17%    2.60%    1.84%     1.56%^
Portfolio Turnover Rate            207%     111%      63%      77%      77%      69%      86%      90%     116%      250%
^ Average Commission Rate
   Paid^^                       $0.0286        -        -        -        -        -        -        -        -        -


+ Distributions in excess of net investment income for the year ended August 31, 1995 aggregated less than $0.01 on a per share basis.


@ Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold, which is required to be disclosed for the fiscal years beginning September 1, 1995 and thereafter.


     Further information about the performance of the Fund is contained in the Fund's Annual Report to Shareholders, which may be obtained without charge by writing INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or by calling 1-800-525-8085.

PERFORMANCE DATA


      From time to time, the Fund advertises its total return performance. ^ These figures are based upon historical investment results and are not intended to indicate future performance. ^ Total return is computed by calculating the percentage change in value of an investment ^, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. ^ Cumulative total return reflects actual performance over a stated period of time. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Thus, a given report of total return performance should not be considered as representative of future performance. The Fund charges no sales load, redemption fee^ or exchange fee which would affect the total return computation.

     In conjunction with performance reports and/or analyses of shareholder service for the Fund, comparative data between the Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's Ratings Services, a division of McGraw-Hill Companies, Inc., Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings^ and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Morningstar^ and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in advertising. The Lipper Analytical Services, Inc. mutual fund rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "Growth Funds" mutual fund grouping in addition to the broad-based Lipper general fund groupings.


INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Fund, which may be changed only by a vote of the shareholders, is to seek long-term capital growth. The Fund also seeks, as a secondary objective, to obtain investment income through the purchase of securities of carefully selected companies representing major fields of business and industrial activity. The Fund normally holds common stocks (including securities convertible into common stocks) although it may invest in the following other securities: commercial paper, convertible debentures and straight debt securities having an investment grade rating (Baa or above by

Moody's Investors Service, Inc. ("Moody's") or BBB or above by Standard & Poor's Ratings Services, a division of McGraw-Hill Companies, Inc. ("S&P")) and preferred stocks. In each instance, the Fund endeavors to invest in securities offering the possibility of capital enhancement and some current income. A bond rating of Baa by Moody's indicates that the bond issue is of "medium grade," neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics^ and have speculative characteristics as well. A bond rating of BBB by S&P indicates that the bond issue is in the lowest "investment grade" security rating. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category, and they may have speculative characteristics.


      In periods of uncertain market and economic conditions, as determined by the Fund's investment adviser, the Fund may depart from the basic investment objective and assume a defensive position with up to 100% of its assets temporarily invested in high quality corporate bonds or notes and government issues, or held in cash. Because prices of stocks fluctuate from day to day, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund invests in many different companies in a variety of industries in order to attempt to reduce its overall exposure to investment and market risks. There is no assurance that the Fund will attain its objectives.

      In selecting securities for investment, the investment adviser or sub-adviser (collectively, "Fund Management") will seek to identify companies that have a better than average earnings growth potential and those industries that stand to enjoy the greatest benefit from the predicted economic environment. The Fund seeks to purchase the securities of companies that are thought to be best situated in those industry groupings. While dividends are of secondary consideration, dividend payment records of companies are also considered.

      Foreign Securities. The Fund's investments in equity securities and corporate debt obligations may consist of securities issued by foreign issuers. Up to 25% of the Fund's total assets, measured at the time of purchase, may be invested directly in foreign securities. Securities of Canadian issuers and securities purchased by means of American Depository Receipts ("ADRs") are not subject to this 25% limitation. Investments in foreign securities involve certain risks which are discussed below under "Risk Factors."

      Repurchase Agreements. The Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. These agreements are entered into with member banks of the Federal Reserve System, registered broker-dealers^ and registered U.S. government securities dealers, which are deemed creditworthy. A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally, a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally, the next business day). In the event that the original seller defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell such security. To minimize risk, the securities that are the subject of the repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Fund's board of directors. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 10% of the Fund's net assets would be invested in such repurchase agreements. The Fund has not adopted any limit on the amount of its total assets that may be invested in repurchase agreements maturing in seven days or less.

      Rule 144A Securities. The Fund may not purchase securities which are not readily marketable. However, certain securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased if a liquid institutional trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The ^ Fund's board of directors has delegated to Fund Management the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. In the event that a Rule 144A Security subsequently is determined to be illiquid, the security will be sold as soon as that can be done in an orderly fashion consistent with the best interests of the Fund's shareholders. For more information concerning Rule 144A Securities, see the Statement of Additional Information.

      Securities Lending. The Fund also may lend its securities to qualified brokers, dealers, banks^ or other financial institutions. This practice permits the Fund to earn income^ that, in turn, can be invested in additional securities to pursue the Fund's investment objective. Loans of securities by the Fund will be collateralized by cash, letters of credit^ or securities issued or guaranteed by the U.S. government or its agencies equal to at least 100% of the current market value of the loaned securities, determined on a daily basis. Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. The Fund monitors the creditworthiness of borrowers in order to minimize such risks. The Fund will not lend any security if, as a result of such loan, the aggregate value of securities then on loan would exceed 33-1/3% of the Fund's total assets (taken at market value).


      Portfolio Turnover. While the Fund purchases portfolio securities with the view of retaining them on a long-term basis, the Fund may sell any security without regard to the period of time it has been held. This trading policy may cause the Fund's portfolio turnover rate to exceed 100%. Increased Portfolio turnover may cause the Fund to incur greater brokerage commissions than would otherwise be the case^ and may result in the acceleration of capital gains that are taxable when distributed to shareholders. The Fund's portfolio turnover rates are set forth under "Financial Highlights" and, along with the Fund's brokerage allocation policies, are discussed in the Statement of Additional Information.


      Investment Restrictions. The Fund is subject to certain restrictions regarding its investments, which are set forth in the Statement of Additional Information, and which may not be altered without the approval of the Fund's shareholders. Those restrictions include, among others, limitations with respect to the percentages of the value of its total assets which may be invested in any one company or in any one industry.

RISK FACTORS

      Debt Securities. The Fund's assets invested in straight debt securities generally will be subject to two kinds of risk, credit risk and market risk, as is described more fully in the Statement of Additional Information. While the Fund's investment adviser continuously monitors all of the debt securities in the Fund's portfolio for the issuers' ability to make required principal and interest payments and other quality factors, the adviser may retain in the portfolio a debt security whose rating is changed to one below the minimum rating required for purchase of such a security.


     Foreign Securities. For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves^ but also by currency fluctuations (i.e., changes in the value of the currencies in which the securities are denominated relative to the U.S. dollar). In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign securities for a U.S. investor are diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities are enhanced.


      Other risks and considerations of international investing include the following: differences in accounting, auditing and financial reporting standards which may result in less publicly available information than is generally available with respect to U.S. issuers; generally higher commission rates on foreign portfolio transactions and, in some cases, longer settlement periods; the smaller trading volumes and generally lower liquidity of foreign stock markets, which may result in greater price volatility; foreign withholding taxes payable on the Fund's foreign securities, which may reduce dividend income payable to shareholders; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability which could affect U.S. investment in foreign countries; potential restrictions on the flow of international capital; and the possibility of the Fund experiencing difficulties in pursuing legal remedies and collecting judgments. Certain of these risks, as well as currency risks, also apply to Canadian securities, which are not subject to the Fund's 25% limitation even though they are foreign securities. The Fund's investments in foreign securities may include investments in developing countries. Many of these securities are speculative and their prices may be more volatile than those of securities issued by companies located in more developed countries.

      ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

THE FUND AND ITS MANAGEMENT


      On November 4, 1996, an Agreement and Plan of Merger among INVESCO PLC, INVESCO Group Services, Inc. ("Services") and AIM Management Group, Inc. ("AIM") was signed under which AIM will be merged with Services. When this merger takes effect, which is expected to occur in the first part of 1997, the Fund's Investment Advisory, Sub-Advisory, Distribution, Administrative Services, Transfer Agency and Rule 12b-1 Agreements (the "Agreements") will automatically terminate. Consummation of this merger is conditioned, among other things, on new Agreements, essentially identical to the existing Agreements, including the provisions governing fees, being presented to, and approved by, the Fund's board of directors and, where necessary, the Fund's shareholders, prior to this merger taking effect. The meeting of the Fund's shareholders to consider approving the necessary new Agreements is expected to occur in early 1997. Fund Management anticipates that the key personnel responsible for providing services to the Fund will remain unchanged.


      The Fund is a no-load mutual fund, registered with the Securities and Exchange Commission as an open-end, diversified management investment company. It was incorporated on January 8, 1935, under the laws of Maryland. The overall supervision of the Fund is the responsibility of the Fund's board of directors.


      Pursuant to an agreement with the Fund, INVESCO Funds Group, Inc. ("INVESCO"), 7800 E. Union Avenue, Denver, Colorado, serves as the Fund's investment adviser. INVESCO is primarily responsible for providing the Fund with various administrative services^ and supervising the Fund's daily business affairs. These services are subject to review by the Fund's board of directors.

     INVESCO is an indirect, wholly-owned subsidiary of INVESCO PLC. INVESCO PLC is a financial holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO was established in 1932 and, as of August 31, ^ 1996, managed 14 mutual funds, consisting of ^ 39 portfolios, with combined assets of approximately ^ $12.8 billion on behalf of over ^ 827,000 shareholders.

      Pursuant to an agreement with INVESCO, INVESCO Trust Company ("INVESCO Trust"), 7800 E. Union Avenue, Denver, Colorado, serves as the Fund's sub-adviser. INVESCO Trust, a trust company founded in 1969, is a wholly-owned subsidiary of INVESCO that served as adviser or sub-adviser to ^ 46 investment portfolios as of August 31, ^ 1996, including 27 portfolios in the INVESCO group. These ^ 46 portfolios had aggregate assets of approximately ^ $12.0 billion as of August 31, ^ 1996. In addition, INVESCO Trust provides investment management services to private clients, including employee benefit plans that may be invested in a collective trust sponsored by INVESCO Trust. INVESCO Trust, subject to the supervision of INVESCO, is primarily responsible for selecting and managing the Fund's investments. Although the Fund is not a party to the sub- advisory agreement, the agreement has been approved by the shareholders of the Fund.

      The following ^ individuals serve as portfolio ^ managers of the Fund and ^ are primarily responsible for the day-to-day management of the Fund's portfolio of securities:

^ Timothy J. Miller, C.F.A.
      ^ Co-portfolio manager of the Fund since ^ October, 1996; portfolio manager of the ^ Fund from June to October, 1996; portfolio manager of INVESCO Dynamics Fund, Inc. since 1993; senior vice president (1995 to present), vice president (1993 to ^ 1995) and portfolio manager (1992 to present) of INVESCO Trust Company. Formerly ^(1979 to 1992), analyst and portfolio manager with Mississippi Valley Advisors. B.S.B.A., St. Louis University; M.B.A., ^ University of Missouri. He is a Chartered Financial Analyst.

Trent E. May, C.F.A.
     Co-portfolio manager of the Fund since 1996; portfolio manager (since 1996) of INVESCO Trust Company. Formerly, senior equity fund manager/equity analyst at Munder Capital Management in Detroit. B.S. in Engineering, Florida Institute of Technology; M.B.A., Rollins College. He is a Chartered Financial Analyst.

      The Fund pays INVESCO a monthly fee which is based upon a percentage of the Fund's average net assets determined daily. The maximum advisory fee payable by the Fund for each fiscal year is 0.60% on the first $350 million of the average net assets of the Fund; 0.55% on the next $350 million of the Fund's average net assets; and 0.50% on the Fund's average net assets in excess of $700 million. For the fiscal year ended August 31, ^ 1996, investment advisory fees paid by the Fund amounted to ^ 0.58% of the Fund's net assets.

      Out of its advisory fee which it receives from the Fund, INVESCO pays INVESCO Trust, as the Fund's sub-adviser, a monthly fee, which is computed at the annual rate of 0.25% on the first $200 million of the Fund's average net assets^ and 0.20% on the Fund's average net assets in excess of $200 million. INVESCO paid an amount equal to 0.22% of the Fund's average net assets to INVESCO Trust as a sub-advisory fee. No fee is paid by the Fund to INVESCO Trust.

      The Fund also has entered into an Administrative Services Agreement (the "Administrative Agreement")^ with INVESCO. Pursuant to the Administrative Agreement, INVESCO performs certain administrative, recordkeeping and internal sub-accounting services, including without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports and providing sub-accounting and recordkeeping services for shareholder accounts maintained by certain retirement and employee benefit plans for the benefit of participants in such plans. For such services, the Fund pays INVESCO a fee consisting of a base fee of $10,000 per year, plus an additional incremental fee computed at the annual rate of 0.015% per year of the average net assets of the Fund. INVESCO also is paid a fee by the Fund for providing transfer agent services. See "Additional Information."

      The Fund's expenses, which are accrued daily, are generally deducted from the Fund's total income before dividends are paid. Total expenses of the Fund for the fiscal year ended August 31, ^ 1996, including investment advisory fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to ^ 1.05% of the Fund's average net assets.

      Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon Fund Management's evaluation of their financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How Shares Can ^ Be Purchased -- Distribution Expenses," the Fund may market its shares through intermediary brokers or dealers that have entered into Dealer Agreements with INVESCO, as the Fund's Distributor. The Fund may place orders for portfolio transactions with qualified ^ broker-dealers that recommend the Fund^ or sell shares of the Fund to clients, or act as agent in the purchase of Fund shares for clients, if Fund Management believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms.


      Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires investment and other personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Fund or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.

HOW SHARES CAN BE PURCHASED

      The Fund's shares are sold on a continuous basis by INVESCO, as the Fund's distributor, at the net asset value per share next calculated after receipt of a purchase order in good form. No sales charge is imposed upon the sale of shares of the Fund. To purchase shares of the Fund, send a check made payable to INVESCO Funds Group, Inc. together with a completed application form to:

                        INVESCO FUNDS GROUP, INC.
                        Post Office Box 173706
                        Denver, Colorado  80217-3706


      The minimum initial purchase must be at least $1,000, with subsequent investments of not less than $50, except that: (1) those shareholders establishing an EasiVest or direct payroll purchase account, as described below in the ^ prospectus section entitled "Services Provided ^ by the Fund," may open an account without making any initial investment if they agree to make regular, minimum purchases of at least $50; (2) those shareholders investing in an Individual Retirement Account ("IRA"), or through omnibus accounts where individual shareholder recordkeeping and sub-accoutning are not required, may make initial minimum purchases of $250; (3) Fund Management may permit a lesser amount to be invested in the Fund under a federal income tax-deferred retirement plan (other than an IRA)^ or under a group investment plan qualifying as a sophisticated investor; and (4) Fund Management reserves the right to reduce or waive the minimum purchase requirements in its sole discretion where it determines such action is in the best interests of the Fund. The minimum initial purchase requirement of $1,000, as described above, does not apply to shareholder account(s) in any of the INVESCO funds opened prior to January 1, 1993, and thus^ is not a minimum balance requirement for those existing accounts. However, for shareholders already having accounts in any of the INVESCO funds, all initial share purchases in a new Fund account, including those made using the exchange privilege, must meet the Fund's applicable minimum investment requirement.

      The purchase of Fund shares can be expedited by placing bank wire, overnight courier^ or telephone orders. Overnight courier orders must meet the above minimum investment requirements. In no case can a bank wire or telephone order be in an amount less than $1,000. For further information, the purchaser may call the Fund's office by using the telephone number on the cover of this ^ prospectus. Orders sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc., at 7800 E. Union Avenue, Denver, Colorado 80237.


      Orders to purchase Fund shares can be placed by telephone. Shares of the Fund will be issued at the net asset value next determined after receipt of telephone instructions. Generally, payments for telephone orders must be received by the Fund within three business days or the transaction may be cancelled. In the event of such cancellation, the purchaser will be held responsible for any loss resulting from a decline in the value of the shares. In order to avoid such losses, purchasers should send payments for telephone purchases by overnight courier or bank wire. INVESCO has agreed to indemnify the Fund for any losses resulting from the cancellation of telephone purchases.

      If your check does not clear, or if a telephone purchase must be cancelled due to non-payment, you will be responsible for any related loss the Fund or INVESCO incurs. If you are already a shareholder in the INVESCO funds, the Fund has the option to redeem shares from any identically registered account in the Fund or any other INVESCO fund as reimbursement for any loss incurred. You also may be prohibited or restricted from making future purchases in any of the INVESCO funds.

      Persons who invest in the Fund through a securities broker may be charged a commission or transaction fee by the broker for the handling of the transaction if the broker so elects. Any investor may deal directly with the Fund in any transaction. In that event, there is no such charge.

      The Fund reserves the right in its sole discretion to reject any order for purchase of its shares (including purchases by exchange) when, in the judgment of Fund Management, such rejection is in the best interest of the Fund.

      Net asset value per share of the Fund is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange (usually 4:00 p.m., New York time) and may also be computed on other days under certain circumstances. Net asset value per share is calculated by dividing the market value of the Fund's portfolio securities plus the value of its other assets (including dividends, and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Fund's board of directors believes that such value represents fair value.

      Distribution Expenses. The Fund is authorized under a Plan and Agreement of Distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") to use its assets to finance certain activities relating to the distribution of its shares to investors. Under the Plan, monthly payments may be made by the Fund to INVESCO to reimburse it for particular expenditures incurred by INVESCO during the rolling 12- month period in which that month falls in connection with the distribution of the Fund's shares to investors. These expenditures may include the payment of compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include INVESCO-affiliated companies, to obtain various distribution- related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

      In addition, other reimbursable expenditures include those incurred for advertising, the preparation and distribution of sales literature, the cost of printing and distributing prospectuses to prospective investors, and such other services and promotional activities as may from time to time be agreed upon by the Fund and its board of directors, including public relations efforts and marketing programs to communicate with investors and prospective investors. These services and activities may be conducted by the staff of INVESCO or its affiliates or by third parties.

      Under the Plan, the Fund's reimbursement to INVESCO is limited to an amount computed at the annual rate of 0.25 ^% of the Fund's average net assets during the month. INVESCO is not entitled to reimbursement for overhead expenses under the Plan^ but may be reimbursed for all or a portion of the compensation paid for salaries and other employee benefits for the personnel of INVESCO^ whose primary responsibilities involve marketing shares of the INVESCO funds, including the Fund. Payment amounts by the Fund under the Plan, for any month, may only be made to reimburse or pay expenditures incurred during the rolling 12-month period in which that month falls; therefore, any reimbursable expenses incurred by INVESCO in excess of the limitation described above are not reimbursable and will be borne by INVESCO. In addition, INVESCO may from time to time make additional payments from its revenues to securities dealers and other financial institutions that provide distribution related and/or administrative services for the Fund. No further payments will be made by the Fund under the Plan in the event of its termination. Also, any payments made by the Fund may not be used to finance the distribution of shares of any other mutual fund advised by INVESCO. Payments made by the Fund under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate.


SERVICES PROVIDED BY THE FUND


      Shareholder Accounts. INVESCO maintains a share account that reflects the current holdings of each shareholder. Share certificates will be issued only upon specific request. ^ Because certificates must be carefully safeguarded^ and must be surrendered in order to exchange or redeem Fund shares, most shareholders do not request share certificates in order to facilitate such transactions. Each shareholder is sent a detailed confirmation of each transaction in shares of the Fund. Shareholders whose only transactions are through the EasiVest, direct payroll purchase, automatic monthly exchange or periodic withdrawal programs, or are reinvestments of dividends or capital gains in the same or another fund, will receive confirmations of those transactions on their quarterly statements. These programs are discussed below. For information regarding a shareholder's account and transactions, the shareholder may call the Fund's office by using the telephone number on the cover of this ^ prospectus.


     Reinvestment of Distributions. Dividends and other distributions are automatically reinvested in additional Fund shares at the net asset value per share of the Fund in effect on the ex-dividend date. A shareholder may, however, elect to reinvest dividends and other distributions in certain of the other no-load mutual funds advised and distributed by INVESCO or to receive payment of all dividends and other distributions in excess of $10.00 by check by giving written notice to INVESCO at least two weeks prior to the record date on which the change is to take effect. Further information concerning these options can be obtained by contacting INVESCO.

      Periodic Withdrawal Plan. A Periodic Withdrawal Plan is available to shareholders who own or purchase shares of any mutual funds advised by INVESCO having a total value of $10,000 or more; provided, however, that at the time the Plan is established, the shareholder owns shares having a value of at least $5,000 in the fund from which withdrawals will be made. Under the Periodic Withdrawal Plan, INVESCO, as agent, will make specified monthly or quarterly payments of any amount selected (minimum payment of $100) to the party designated by the shareholder. Notice of all changes concerning the Periodic Withdrawal Plan must be received by INVESCO at least two weeks prior to the next scheduled check. Further information regarding the Periodic Withdrawal Plan and its requirements and tax consequences can be obtained by contacting INVESCO.

      Exchange Privilege. Shares of the Fund may be exchanged for shares of any of the following other no-load mutual funds, which are also advised and distributed by INVESCO, on the basis of their respective net asset values at the time of the exchange: INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc. and INVESCO Value Trust.


      An exchange involves the redemption of shares in the Fund and investment of the redemption proceeds in shares of one of the funds listed above. Exchanges will be made at the net asset value per share next determined after receipt of an exchange request in proper order. Any gain or loss realized on an exchange is recognizable for federal income tax purposes by the shareholder. Exchange requests may be made either by telephone or by written request to INVESCO Funds Group, Inc. using the telephone number or address on the cover of this ^ prospectus. Exchanges made by telephone must be in an amount of at least $250^ if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that establish a new account must meet the Fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the Fund's applicable minimum subsequent investment requirements.

      The privilege of exchanging Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing the new account Application^ or a Telephone Transaction Authorization Form or otherwise utilizing telephone exchange privileges, the investor has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that exchange instructions are genuine. These may include recording telephone instructions and providing written confirmations of exchange transactions. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.

      In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate the exchange privilege of any shareholder who requests more than four exchanges a year. The Fund will determine whether to do so based on a consideration of both the number of exchanges any particular shareholder or group of shareholders has requested and the time period over which those exchange requests have been made, together with the level of expense to the Fund which will result from effecting additional exchange requests. The exchange privilege also may be modified or terminated at any time. Except for those limited instances where redemptions of the exchanged security are suspended under Section 22(e) of the 1940 Act, or where sales of the fund into which the shareholder is exchanging are temporarily stopped, notice of all such modifications or termination of the exchange privilege will be given at least 60 days prior to the date of termination or the effective date of the modification.

      Before making an exchange, the shareholder should review the prospectuses of the funds involved and consider their differences, and should be aware that the exchange privilege may only be available in those states where exchanges legally may be made, which will require that the shares being acquired are registered for sale in the shareholder's state of residence. Shareholders interested in exercising the exchange privilege may contact INVESCO for information concerning their particular exchanges.

      Automatic Monthly Exchange. Shareholders who have accounts in one or more of the mutual funds distributed by INVESCO may arrange for a fixed dollar amount of their fund shares to be automatically exchanged for shares of any other INVESCO mutual fund listed under "Exchange Privilege" on a monthly basis. The minimum monthly exchange in this program is $50.00. This automatic exchange program can be changed by the shareholder at any time by notifying INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting INVESCO.

      EasiVest. For shareholders who want to maintain a schedule of monthly investments, EasiVest uses various methods to draw a preauthorized amount from the shareholder's bank account to purchase Fund shares. This automatic investment program can be changed by the shareholder at any time by notifying INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting INVESCO.

      Direct Payroll Purchase. Shareholders may elect to have their employers make automatic purchases of Fund shares for them by deducting a specified amount from their regular paychecks. This automatic investment program can be modified or terminated at any time by the shareholder by notifying the employer. Further information regarding this service can be obtained by contacting INVESCO.


      Tax-Deferred Retirement Plans. Shares of the Fund may be purchased for self-employed individual retirement plans, IRAs, simplified employee pension plans^ and corporate retirement plans. In addition, shares can be used to fund tax qualified plans established under Section 403(b) of the Internal Revenue Code of 1986 by educational institutions, including public school systems and private schools, and certain types of non-profit organizations, which provide deferred compensation arrangements for their employees.

      Prototype forms for the establishment of these various plans, including, where applicable, disclosure statements required by the Internal Revenue Service, are available from INVESCO. INVESCO Trust Company, a subsidiary of INVESCO, is qualified to serve as trustee or custodian under these plans and provides the required services at competitive rates. Retirement plans (other than IRAs) receive monthly statements reflecting all transactions in their Fund accounts. IRAs receive the confirmations and quarterly statements described under "Shareholder Accounts." For complete information, including prototype forms and service charges, call INVESCO at the telephone number listed on the cover of this ^ prospectus or send a written request to: Retirement Services, INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706.


HOW TO REDEEM SHARES

      Shares of the Fund may be redeemed at any time at their current net asset value per share next determined after a request in proper form is received at the Fund's office. (See "How Shares Can Be Purchased.") Net asset value per share at the time of the redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance.

     If the shares to be redeemed are represented by stock certificates, a written request for redemption signed by the registered shareholder(s) and the certificates must be forwarded to INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706. Redemption requests sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc. at 7800 E. Union Avenue, Denver, Colorado 80237. If no certificates have been issued, a written redemption request signed by each registered owner of the account may be submitted to INVECSO at the address noted above. If shares are held in the name of a corporation, additional documentation may be necessary. Call or write for specifics. If payment for the redeemed shares is to be made to someone other than the registered owner(s), the signature(s) must be guaranteed by a financial institution which qualifies as an eligible guarantor institution. Redemption procedures with respect to accounts registered in the names of broker-dealers may differ from those applicable to other shareholders.

      Payment of redemption proceeds will be mailed within seven days following receipt of the required documents. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange or an emergency as defined by the Securities and Exchange Commission exists. If the shares to be redeemed were purchased by check and that check has not yet cleared, payment will be made promptly upon clearance of the purchase check (which may take up to 15 days).

      If a shareholder participates in EasiVest, the Fund's automatic monthly investment program, and redeems all of the shares in his Fund account, INVESCO will terminate any further EasiVest purchases unless otherwise instructed by the shareholder.


      Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250^ as a result of shareholder action, the Fund reserves the right to effect the involuntary redemption of all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.

      Fund shareholders (other than shareholders holding Fund shares in accounts of IRA plans) may request expedited redemption of shares having a minimum value of $250 (or redemption of all shares if their value is less than $250) held in accounts maintained in their name by telephoning redemption instructions to INVESCO, using the telephone number on the cover of this ^ prospectus. The redemption proceeds, at the shareholder's option, either will be mailed to the address listed for the shareholder on its Fund account, or wired (minimum of $1,000) or mailed to the bank which the shareholder has designated to receive the proceeds of telephone redemptions. The Fund charges no fee for effecting such telephone redemptions. Unless Fund Management permits a larger redemption request to be placed by telephone, a shareholder may not place a redemption request by telephone in excess of $25,000. These telephone redemption privileges may be modified or terminated in the future at the discretion of Fund Management.


      For INVESCO Trust Company-sponsored federal income tax-deferred retirement plans, the term "shareholders" is defined to mean plan trustees that file a written request to be able to redeem Fund shares by telephone. Shareholders should understand that, while the Fund will attempt to process all telephone redemption requests on an expedited basis, there may be times, particularly in periods of severe economic or market disruption, when (a) they may encounter difficulty in placing a telephone redemption request, and (b) processing telephone redemptions may require up to seven days following receipt of the telephone redemption request, or additional time because of postponements resulting from the unusual circumstances set forth above.


      The privilege of redeeming Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing a new account Application^ or a Telephone Transaction Authorization Form or otherwise utilizing telephone redemption privileges, the shareholder has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that telephone instructions are genuine. These may include recording telephone instructions and providing written confirmation of transactions initiated by telephone. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.


TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any, in order to continue to qualify for tax treatment as a regulated investment company. Thus, the Fund does not expect to pay any federal income or excise taxes.

      Unless shareholders are exempt from income taxes, they must include all dividends and capital gain distributions in taxable income for federal, state and local income tax purposes. Dividends and other distributions are taxable whether they are received in cash or automatically invested in shares of the Fund or another fund in the INVESCO group.

      The Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction.

      Shareholders may be subject to backup withholding of 31% on dividends, capital gain distributions and redemption proceeds. Unless a shareholder is subject to backup withholding for other reasons, the shareholder can avoid backup withholding on his Fund account by ensuring that INVESCO has a correct, certified tax identification number.

      Dividends and Capital Gain Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on a quarterly basis at the discretion of the Fund's board of directors.

      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

      Dividends and capital gain distributions are paid to shareholders who hold shares on the record date of the distribution regardless of how long the shares have been held. The Fund's share price will then drop by the amount of the distribution on the day the distribution is made. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying full purchase price, a portion of which is then returned in the form of a taxable distribution.

      At the end of each year, information regarding the tax status of dividends and capital gain distributions is provided to shareholders. Net realized capital gains are divided into short-term and long-term gains depending on how long a Fund held the security which gave rise to the gains. The capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends.

      Shareholders also may realize capital gains or losses when they sell Fund shares at more or less than the price originally paid.


      Shareholders  are encouraged to consult their tax advisers with respect to
these  matters.   For  further   information,   see  "Dividends,   Capital  Gain
Distributions and Taxes" in the Statement of Additional Information.


ADDITIONAL INFORMATION


      Voting Rights. All shares of the Fund have equal voting rights based on one vote for each share owned and a corresponding fractional vote for each fractional share owned. The Fund is not generally required^ and does not expect to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requeted to do so in writing by the holders of 10% or more of the outstanding shares of the Fund or as may be required by applicable law or the Fund's Articles of Incorporation. The Fund will assist shareholders in communicating with other shareholders as required by the 1940 Act. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Fund.


      Shareholder Inquiries. All inquiries regarding the Fund should be directed to the Fund at the telephone number or mailing address set forth on the cover page of this ^ prospectus.

     Transfer and Dividend Disbursing Agent. INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado 80237, acts as registrar, transfer agent^ and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement which provides that the Fund shall pay an annual fee of ^ $20.00 per shareholder account or omnibus account participant. The transfer agency fee is not charged to each shareholder's or participant's account but is an expense of the Fund to be paid from the Fund's assets. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of INVESCO, may provide sub-transfer agency services to the Fund which reduce or eliminate the need for identical services to be provided on behalf of the Fund by INVESCO. In such cases, INVESCO may pay the third party an annual sub-transfer agency or record-keeping fee ^ out of the transfer agency fee which is paid to INVESCO by the Fund.

                                          INVESCO GROWTH FUND, INC.
                                          A no-load mutual fund seeking
                                          long-term capital growth and
                                          current income


                                          PROSPECTUS
                                          ^ January 1, 1997


To receive general information and prospectuses on any of INVESCO's funds or retirement plans, or to obtain current account or price information or responses to other questions, call toll-free:

      1-800-525-8085

To reach PAL, your 24-hour Personal Account Line, call:

      1-800-424-8085

Or write to:

      INVESCO Funds Group. Inc., Distributor
      Post Office Box 173706
      Denver, Colorado  80217-3706


You can find us on the World Wide Web:

      http://www.invesco.com


      If you're in Denver, please visit one of our convenient Investor Centers:

      Cherry Creek
      155-B Fillmore Street

      Denver Tech Center
      7800 East Union Avenue
      Lobby Level

STATEMENT OF ADDITIONAL INFORMATION
^ January 1, 1997


                          INVESCO GROWTH FUND, INC.
                     A no-load mutual fund seeking long-
                    term capital growth and current income

Address:                                  Mailing Address:

7800 East Union Avenue                    Post Office Box 173706
Denver, Colorado  80237                   Denver, Colorado  80217-3706

                                  Telephone:

                     In Continental U.S., 1-800-525-8085
---------------------------------------------------------------


      INVESCO GROWTH FUND, INC. (the "Fund") is a mutual fund that seeks long-term capital growth. The Fund also seeks, as a secondary objective, to obtain investment income through the purchase of securities of carefully selected companies representing major fields of business and industrial activity. In pursuing its objectives, the Fund invests primarily in common stocks^ but may also invest in other kinds of securities, including convertible and straight issues of debentures and preferred stock.

      A Prospectus for the Fund dated ^ January 1, 1997, which provides the basic information you should know before investing in the Fund, may be obtained without charge from INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706. This Statement of Additional Information is not a Prospectus^ but contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Fund^ and should be read in conjunction with the Prospectus.


Investment Adviser and Distributor:  INVESCO FUNDS GROUP, INC.
-----------------------------------------------------------------

                              TABLE OF CONTENTS
                                                                          Page
                                                                          ----

INVESTMENT POLICIES AND RESTRICTIONS....................................... 31

THE FUND AND ITS MANAGEMENT................................................ 34

HOW SHARES CAN BE PURCHASED................................................ 45

HOW SHARES ARE VALUED...................................................... 49

FUND PERFORMANCE........................................................... 50

SERVICES PROVIDED BY THE FUND.............................................. 51

TAX-DEFERRED RETIREMENT PLANS.............................................. 52

HOW TO REDEEM SHARES....................................................... 52

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES............................ 53

INVESTMENT PRACTICES....................................................... 55

ADDITIONAL INFORMATION..................................................... 59

INVESTMENT POLICIES AND RESTRICTIONS


      Debt Securities. As discussed in the section of the Fund's Prospectus entitled "Risk Factors," the straight debt securities in which the Fund invests generally are subject to two kinds of risk: credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they come due. The ratings given a debt security by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services, a division of McGraw-Hill Companies, Inc. ("S&P") provide a generally useful guide as to such credit risk. Market risk relates to the fact that the market values of debt securities in which the Fund invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such debt securities, whereas a decline in interest rates will tend to increase their values.

      Repurchase Agreements. As discussed in the Prospectus, the Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund with member banks of the Federal Reserve System, registered broker-dealers^ and registered U.S. government securities dealers. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement^ and are held by the Fund's custodian bank until repurchased.

      Restricted/144A Securities. In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 (the "1933 Act"). Institutional investors generally will not seek to sell these instruments to the general public^ but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


      Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices.


      Lending of Securities. Another practice in which the Fund may engage is to lend its securities to qualified brokers, dealers, banks^ or other financial institutions. While voting rights may pass with the loaned securities, if a material event (e.g., proposed merger, sale of assets^ or liquidation) is to occur affecting an investment on loan, the loan must be called and the securities voted. Loans of securities made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange and the requirements of the Investment Company Act of 1940 (the "1940 Act") and the Rules of the Securities and Exchange Commission thereunder.


     Investment Restrictions. As described in the section of the Fund's Prospectus entitled "Investment Objective and Policies," the Fund has adopted certain fundamental investment restrictions. Under these restrictions, the Fund will not:

      (1)   issue preference shares or create any funded debt;

      (2) sell short or buy on margin, except if the Fund ever commences writing put or call options (which the Fund currently does not anticipate doing);


      (3)* borrow money except from banks, and then not in excess of 5% of the value of its total ^ assets, and only as a temporary measure for emergency purposes;


      (4)   invest in the securities of any other investment  company except for
            a  purchase   or   acquisition   in   accordance   with  a  plan  of
            reorganization, merger or consolidation;

      (5) purchase securities if the purchase would cause the Fund, at the time, to have more than 5% of the value of its
            total   assets   invested   in   the   securities   of   any   one
            company or to own more than 10% of the voting securities of any one company (except obligations issued or guaranteed by the U.S. Government);


      (6) make loans to any person, except through the purchase of debt securities in accordance with the Fund's investment policies, or the lending of portfolio securities to broker-dealers or other institutional investors, or the entering into repurchase agreements with member banks of the Federal Reserve System, registered broker-dealers and registered government securities dealers. The aggregate value of all portfolio securities loaned may not exceed 33-1/3% of the Fund's total ^ assets (taken at current value). No more than 10% of the Fund's total ^ assets may be invested in repurchase agreements maturing in more than seven days;

      (7)   buy  or  sell  commodities,   commodity  contracts  or  real  estate
            (however, the Fund may purchase securities of companies investing in real estate);

      (8)   invest   in  any   company   for   the   purpose   of   exercising
            control or management;

      (9)   buy other than readily marketable securities;

      (10)  engage in the underwriting of any securities;

      (11) purchase securities of any company in which any officer or director of the Fund or its investment adviser owns more than 1/2 of 1% of the outstanding securities, or in which all of the officers and directors of the Fund and its investment adviser, as a group, own more than 5% of such securities;


      (12) invest more than 25% of the value of the Fund's total assets in one particular industry.


      The restrictions set forth above may not be changed without prior approval by the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund.

*The Fund has never borrowed money for other than temporary cash flow purposes and has no intention of doing so in the foreseeable future unless unexpected developments make borrowing of money by the Fund under this fundamental investment restriction desirable in order to allow the Fund to meet its obligation (e.g., processing redemptions in a timely manner).


      With respect to investment restriction (9) above, the board of directors has delegated to the Funds' investment adviser the authority to determine whether a liquid market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, and that such securities are not subject to restriction (9) above. Under guidelines established by the board of directors, the adviser will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security^; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

      In  applying   restriction   (12)^  above,   the  Fund  uses  an  industry
classification system based on O'Neil Database published by William O'Neil & Co., Inc.

      The Fund has no written policy regarding the writing of put and call options but has not engaged in such practices and does not currently anticipate doing so.


^


      Under the 1940 Act, Fund directors and officers cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of duties of their office.

THE FUND AND ITS MANAGEMENT

     The Fund. The Fund was incorporated under the laws of Maryland on January 8, 1935. On December 2, 1994, the Fund's name was changed from "Financial Industrial Fund, Inc." to "INVESCO Growth Fund, Inc."

      The Investment Adviser. INVESCO Funds Group, Inc., a Delaware corporation ("INVESCO"), is employed as the Fund's investment adviser. INVESCO was established in 1932 and also serves as an investment adviser to INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., INVESCO Value Trust, and INVESCO Variable Investment Funds, Inc.

      The Sub-Adviser. INVESCO, as investment adviser, has contracted with INVESCO Trust Company ("INVESCO Trust") to provide investment advisory and research services on behalf of the Fund. INVESCO Trust has the primary responsibility for providing portfolio investment management services to the Fund. INVESCO Trust, a trust company founded in 1969, is a wholly-owned subsidiary of INVESCO.


      INVESCO is an indirect wholly-owned subsidiary of INVESCO PLC, a publicly traded holding company organized in 1935. Through subsidiaries located in London, Denver, Atlanta, Boston, Louisville, Dallas, Tokyo, Hong Kong and the Channel Islands, INVESCO PLC provides investment services around the world. INVESCO was acquired by INVESCO PLC in 1982 and, as of August 31, ^ 1996, managed 14 mutual funds, consisting of ^ 39 separate portfolios, on behalf of over ^ 827,000 shareholders. INVESCO PLC's other North American subsidiaries include the following:

     -- INVESCO Capital Management, Inc. of Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. INVESCO Capital Management, Inc. is the sole shareholder of

INVESCO Services, Inc., a registered broker-dealer whose primary business is the distribution of shares of two registered investment companies.

     -- INVESCO Management & Research, Inc. (formerly, Gardner and Preston Moss,
Inc.)  of  Boston,  Massachusetts,   primarily  manages  pension  and  endowment
accounts.

     -- PRIMCO Capital Management, Inc. of Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.


     -- INVESCO Realty Advisors, Inc. of Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for INVESCO PLC's clients worldwide. Clients include corporate plans^ and public pension funds as well as endowment and foundation accounts.


      The corporate headquarters of INVESCO PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

      As indicated in the Prospectus, INVESCO permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a compliance policy governing personal investing by directors, officers and employees of INVESCO and its North American affiliates. The policy requires officers, inside directors, investment and other personnel of INVESCO and its North American affiliates to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Fund.

      In addition to the pre-clearance requirement described above, the policy subjects officers, inside directors, investment and other personnel of INVESCO and its North American affiliates to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The provisions of this policy are administered by and subject to exceptions authorized by INVESCO.


      Investment Advisory Agreement. INVESCO serves as investment adviser pursuant to an investment advisory agreement with the Fund (the "Agreement") which was approved on April 24, 1991, by vote cast in person by a majority of the directors of the Fund, including a majority of the directors who are not "interested persons" of the Fund or INVESCO at a meeting called for such purpose. The Agreement was approved by Fund shareholders on September 30, 1991, for an initial term expiring April 30, 1993, and has been continued by action of the board of directors until April 30, ^ 1997. Thereafter, the Agreement may be continued from year to year as long as such continuance is specifically approved at least annually by the board of directors of the Fund, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. Any such continuance also must be approved by a majority of the Fund's directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the Rules thereunder.


      The Agreement provides that INVESCO shall manage the investment portfolio of the Fund in conformity with the Fund's investment policies (either directly or by delegation to a sub- adviser which may be a company affiliated with INVESCO). Further, INVESCO shall perform all administrative, internal accounting (including computation of net asset value), clerical, statistical, secretarial^ and all other services necessary or incidental to the administration of the affairs of the Fund excluding, however, those services that are the subject of separate agreement between the Fund and INVESCO or any affiliate thereof, including the distribution and sale of Fund shares and provision of transfer agency, dividend disbursing agency^ and registrar services, and services furnished under an Administrative Services Agreement with INVESCO discussed below. Services provided under the Agreement include^ but are not limited to: supplying the Fund with officers, clerical staff and other employees, if any, who are necessary in connection with the Fund's operations; furnishing office space, facilities, equipment ^ and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts; conducting periodic compliance reviews of the Fund's operations; preparation and review of required documents, reports and filings by the Adviser's in-house legal and accounting staff (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC^ and other corporate documents of the Fund), except insofar as the assistance of independent accountants or attorneys is necessary or desirable; supplying basic telephone service and other utilities; and preparing and maintaining certain of the books and records required to be prepared and maintained by the Fund under the 1940 Act. Expenses not assumed by INVESCO are borne by the Fund.

      As full compensation for its advisory services provided to the Fund, INVESCO is entitled to receive a monthly fee. The fee is calculated daily at an annual rate of: 0.60% on the first $350 million of the average net assets of the Fund; reduced to 0.55% on the next $350 million of the average net assets of the Fund; and further reduced to 0.50% on the Fund's average net assets exceeding $700 million. For the fiscal years ended August 31, 1996, 1995^ and 1994 ^, the Fund paid INVESCO advisory fees of $3,196,929, $2,757,404 and $2,879,668, respectively. ^

      Sub-Advisory Agreement. INVESCO Trust serves as sub-adviser to the Fund pursuant to a sub-advisory agreement (the "Sub- Agreement") with INVESCO which was approved on April 24, 1991, by a vote cast in person by a majority of the directors of the Fund, including a majority of the directors who are not "interested persons" of the Fund, INVESCO^ or INVESCO Trust at a meeting called for such purpose. The Sub-Agreement was approved on September 30, 1991, by Fund shareholders for an initial term expiring April 30, 1993, and has been continued by action of the board of directors until April 30, ^ 1997. Thereafter, the Sub-Agreement may be continued from year to year as long as each such continuance is specifically approved by the board of directors of the Fund, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. Each such continuance must also be approved by a majority of the directors who are not parties to the Sub-Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Sub-Agreement may be terminated at any time without penalty by either party or the Fund upon sixty (60) days' written notice^ and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

      The Sub-Agreement provides that INVESCO Trust, subject to the supervision of INVESCO, shall manage the investment portfolio of the Fund in conformity with the Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Fund^ and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment policies as set forth in the Fund's Articles of Incorporation, Bylaws^ and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Fund, as from time to time amended and in use under the Securities Act of 1933, as amended, and (ii) the Fund's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Fund or INVESCO, and executing transactions accordingly; (d) providing the Fund the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of the Sub-Adviser; (e) determining what portion of the Fund should be invested in the various types of securities authorized for purchase by the Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to the Fund's portfolio securities shall be exercised.


      The Sub-Agreement provides that as compensation for its ervices, INVESCO Trust shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the Fund's net assets at the following annual rates:
0.25% on the first $200 million of the average net assets of the Fund^ and 0.20% on the Fund's average net assets in excess of $200 million. The Sub-Advisory fee is paid by INVESCO, NOT the Fund.

      Administrative Services Agreement. INVESCO, either directly or through affiliated companies, also provides certain administrative, sub-accounting^ and recordkeeping services to the Fund pursuant to an Administrative Services Agreement dated April 30, 1991 (the "Administrative Agreement"). The Administrative Agreement was approved on April 24, 1991, by a vote cast in person by all of the directors of the Fund, including all of the directors who are not "interested persons" of the Fund or INVESCO at a meeting called for such purpose. The Administrative Agreement was for an initial term of one year expiring April 30, 1992, and has been continued by action of the board of directors until April 30, ^ 1997. The Administrative Agreement may be continued from year to year as long as each such continuance is specifically approved by the board of directors of the Fund, including a majority of the directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Administrative Agreement may be terminated at any time without penalty by INVESCO on sixty (60) days' written notice, or by the Fund upon thirty (30) days' written notice, and terminates automatically in the event of an assignment unless the Fund's board of directors approves such assignment.

      The Administrative Agreement provides that INVESCO shall provide the following services to the Fund: (A) such sub- accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Fund; and (B) such sub-accounting, recordkeeping^ and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.


      As full compensation for services provided under the Administrative Agreement, the Fund pays a fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% per year of the average net assets of the Fund.


      During the fiscal years ended August 31, 1996, 1995^ and 1994 ^, the Fund paid INVESCO administrative services fees in the amount of $92,412, $80,433^ and $83,764 ^, respectively.

      Transfer Agency Agreement. INVESCO also performs transfer agent, dividend disbursing agent^ and registrar services for the Fund pursuant to a Transfer Agency Agreement which was approved by the board of directors of the Fund, including a majority of the Fund's directors who are not parties to the Transfer

Agency Agreement or "interested persons" of any such party, in April, 1992, for a term of one year. The Transfer Agency Agreement has been continued by action of the board of directors until April 30, ^ 1997, and thereafter may be continued from year to year as long as such continuance is specifically approved at least annually by the board of directors of the Fund, or by a vote of the holders of a majority of the outstanding shares of the Fund. Any such continuance also must be approved by a majority of the Fund's directors who are not parties to the Transfer Agency Agreement or interested persons (as defined by the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Transfer Agency Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of assignment.

      The Transfer Agency Agreement provides that the Fund shall pay to INVESCO an annual fee of ^ $20.00 per shareholder account or omnibus account participant. This fee is paid monthly at 1/12 of the annual fee and is based upon the number of shareholder ^ accounts and omnibus account participants in existence ^ during each month. For the fiscal years ended August 31, 1996, 1995^ and 1994 ^, the Fund paid INVESCO transfer agency fees of $751,390, $681,911^ and $556,206 ^, respectively.


      Officers and Directors of the Fund. The overall direction and supervision of the Fund is the responsibility of the board of directors, which has the primary duty of seeing that the Fund's general investment policies and programs of the Fund are carried out and that the Fund's portfolio is properly administered. The officers of the Fund, all of whom are officers and employees of, and are paid by, INVESCO, are responsible for the day-to-day administration of the Fund. The investment adviser for the Fund has the primary responsibility for making investment decisions on behalf of the Fund. These investment decisions are reviewed by the investment committee of INVESCO.


      All of the officers and directors of the Fund hold comparable positions with INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., and INVESCO Variable Investment Funds, Inc. All of the directors of the Fund also serve as trustees of INVESCO Value Trust. In addition, all of the directors of the Fund also are directors of INVESCO Advisor Funds, Inc. (formerly known as The EBI Funds, Inc.); and, with the exception of ^ Mr. Hesser ^, trustees of INVESCO Treasurer's Series Trust ^. All of the officers of the Fund also hold comparable positions with INVESCO Value Trust. Set forth below is information with respect to each of the Fund's officers and directors. Unless otherwise indicated, the address of the directors and officers is Post Office Box 173706,

Denver, Colorado 80217-3706. Their affiliations represent their principal occupations during the past five years.


     CHARLES W. BRADY,*+ Chairman of the Board. Chief Executive Officer and Director of INVESCO PLC, London, England, and of various subsidiaries thereof; Chairman of the Board of ^ INVESCO Advisor Funds, Inc., INVESCO Treasurer's Series Trust and The Global Health Sciences Fund. Address: 1315 Peachtree Street, NE, Atlanta, Georgia. Born: May 11, 1935.

     FRED A. DEERING,+# Vice Chairman of the Board. Vice Chairman of ^ INVESCO Advisor Funds, Inc., and INVESCO Treasurer's Series Trust. Trustee of The Global Health Sciences Fund. Formerly, Chairman of the Executive Committee and Chairman of the Board of Security Life of Denver Insurance Company, Denver, Colorado; ^ former director of Midwestern United Life Insurance Company. Director of ING American Holdings Company and First ING Life Insurance Company of New York.
Address: Security Life Center, 1290 Broadway, Denver, Colorado. Born: January 12, 1928.

     DAN J. HESSER,+* President and Director. Chairman of the Board, President, and Chief Executive Officer of INVESCO Funds Group, Inc. ^; Director of INVESCO Trust Company. Trustee of The Global Health Sciences Fund. Born: December 27, 1939.

     VICTOR L. ANDREWS,** Director. ^ Professor Emeritus, Chairman Emeritus and Chairman of the CFO Roundtable of the Department of Finance ^ of Georgia State University, Atlanta, Georgia^; President, Andrews Financial Associates, Inc. (consulting firm); formerly, member of the faculties of the Harvard Business School and the Sloan School of Management of MIT. Dr. Andrews is also a ^ director of The Southeastern Thrift and Bank Fund, Inc. and The Sheffield Funds, Inc. Address: ^ 4625 Jettridge Drive, Atlanta, Georgia. Born: June 23, 1930.


     BOB R. BAKER,+** Director. President and Chief Executive Officer of AMC Cancer Research Center, Denver, Colorado, since January 1989; until mid-December 1988, Vice Chairman of the Board of First Columbia Financial Corporation (a financial institution), Englewood, Colorado. Formerly, Chairman of the Board and Chief Executive Officer of First Columbia Financial Corporation. Address: 1775 Sherman Street, #1000, Denver, Colorado. Born: August 7, 1936.


^



     LAWRENCE H. BUDNER,# Director. Trust Consultant; prior to June 30, 1987, Senior Vice President and Senior Trust Officer of InterFirst Bank, Dallas, Texas. Address: 7608 Glen Albens Circle, Dallas, Texas. Born: July 25, 1930.

     DANIEL D. CHABRIS,+# Director. Financial Consultant; Assistant Treasurer of Colt Industries Inc., New York, New York, from 1966 to 1988. Address: 15 Sterling Road, Armonk, New York. Born: August 1, 1923.


     A. D. FRAZIER, JR.^*,** Director. Executive Vice President of INVESCO PLC (since November 1996). Formerly, Senior Executive Vice President and Chief Operating Officer of the Atlanta Committee for the Olympic Games. From 1982 to 1991, Mr. Frazier was employed in various capacities by First Chicago Bank^. Director of Magellan Health Services, Inc. and of Charter Medical Corporation^. Trustee of The Global Health Sciences Fund. Address: ^ 1315 Peachtree Street, NE, Atlanta, Georgia. Born: June 23, 1944.

     HUBERT L. HARRIS, JR.,* Director. Chairman (since May 1996) and President (January 1990 to April 1996) of INVESCO Services, Inc. Director of INVESCO PLC and Chief Executive Officer of INVESCO Individual Services Group. Member of the Executive Committee of the Alumni Board of Trustees of Georgia Institute of Technology. Address: 1315 Peachtree Street, N.E., Atlanta, Georgia. Born: July 15, 1943.


     KENNETH T. KING,** Director. Formerly, Chairman of the Board of The Capitol Life Insurance Company, Providence Washington Insurance Company, and Director of numerous subsidiaries thereof in the U.S. Formerly, Chairman of the Board of The Providence Capitol Companies in the United Kingdom and Guernsey. Chairman of the Board of the Symbion Corporation (a high technology company) until 1987.
Address:  4080 North Circulo  Manzanillo,  Tucson,  Arizona.  Born: November 16,
1925.


     JOHN W. ^ MCINTYRE,# Director. Retired. Formerly, Vice Chairman of the Board of Directors of the Citizens and Southern Corporation and Chairman of the Board and Chief Executive Officer of the Citizens and Southern Georgia Corporation and Citizens and Southern National Bank, Director of Golden Poultry Co., Inc. Trustee of The Global Health Sciences Fund and Gables Residential Trust. Address: Seven Piedmont Center, Suite 100, Atlanta, Georgia 30305. Born:
September 14, 1930.

^


     GLEN A. PAYNE, Secretary. Senior Vice President, General Counsel and Secretary of INVESCO Funds Group, Inc. and INVESCO Trust Company. Formerly, employee of a U.S. regulatory agency, Washington, D.C. (June 1973 through May
1989). Born: September 25, 1947.

     RONALD L. GROOMS, Treasurer. Senior Vice President and Treasurer of INVESCO Funds Group, Inc. and INVESCO Trust Company since January 1988. Born: October 1, 1946.


     WILLIAM J. GALVIN, JR., Assistant Secretary. Senior Vice President of INVESCO Funds Group, Inc. and Trust Officer of INVESCO Trust Company ^. Formerly, Vice President of 440 Financial Group from June 1990 to August 1992 and Assistant Vice President of Putnam Companies from November 1986 to June 1990. Born: August 21, 1956.

     ALAN I. WATSON, Assistant Secretary. Vice President of INVESCO Funds Group, Inc. and Trust Officer of INVESCO Trust Company. Born: September 14, 1941.

     JUDY P. WIESE, Assistant Treasurer. Vice President of INVESCO Funds Group, Inc. and Trust Officer of INVESCO Trust Company. Born: February 3, 1948.

      #Member of the audit committee of the Fund.

      +Member of the executive committee of the Fund. On occasion, the executive committee acts upon the current and ordinary business of the Fund between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Fund. All decisions are subsequently submitted for ratification by the board of directors.

     *These directors are "interested persons" of the Fund as defined in the 1940 Act.

      **Member of the management liaison committee of the Fund.


      As of ^ December 20, 1996, officers and directors of the Fund, as a group, beneficially owned ^ 0.005% of the Fund's outstanding shares.


Director Compensation


      The following table sets forth, for the fiscal year ended August 31, ^ 1996: the compensation paid by the Fund to its eight independent directors for services rendered in their capacities as directors of the Fund; the benefits accrued as Fund expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Fund. In addition, the table sets forth the total compensation paid by all of the mutual funds distributed by INVESCO Funds Group, Inc. (including the Fund), ^ INVESCO Advisor Funds, Inc., INVESCO Treasurer's Series Trust and The Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, ^ 1995. As of December 31, ^ 1995, there were ^ 48 funds in the INVESCO Complex.

                                                                         Total
                                      Retirement                     Compensa-
                                        Benefits      Estimated      tion From
                        Aggregate     Accrued As         Annual        INVESCO
                        Compensa-        Part of       Benefits        Complex
                        tion From           Fund           Upon        Paid To
                          Fund(1)    Expenses(2)   Retirement(3)  Directors(1)


Fred A.Deering,          ^ $2,403         $  945         $  786        $87,350
Vice Chairman of
  the Board

Victor L. Andrews         ^ 2,162            832            867         68,000

Bob R. Baker              ^ 2,216            858          1,162         73,000

Lawrence H. Budner        ^ 2,095            893            867         68,350

Daniel D. Chabris         ^ 2,231          1,019            616         73,350

A. D. Frazier, ^ Jr.(4),(5) 2,037              0              0       ^ 63,500

Kenneth T. King           ^ 2,182            981            713         70,000

John W. McIntyre4         ^ 2,053              0              0       ^ 67,850

Total                   ^ $17,379         $5,528         $5,011       $571,400

% of Net Assets      ^ 0.0029%(6)     0.0009%(6)                    0.0043%(7)


     (1)The vice chairman of the board, the chairmen of the audit, management liaison and compensation committees, and the members of the executive and valuation committees each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors.


     (2)Represents benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below^ and not compensation deferred at the election of the directors.

     (3)These figures represent the Fund's share of the estimated annual benefits payable by the INVESCO Complex (excluding ^ The Global Health Sciences Fund which does not participate in any retirement plan) upon the directors' retirement, calculated using the current method of allocating director compensation among the funds in the INVESCO Complex. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex^ and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Messrs. Frazier and McIntyre, each of these directors has served as a director/trustee of one or more of the funds in the INVESCO Complex for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.

     (4)Messrs. Frazier and McIntyre began serving as directors of the Fund on April 19, 1995.


     (5)Effective November 1, 1996, Mr. Frazier was employed by INVESCO PLC, a company affiliated with INVESCO. Because it was possible that Mr. Frazier would be employed with INVESCO PLC, he was deemed to be an "interested person" of the Fund and of the other funds in the INVESCO Complex effective May 1, 1996. Effective November 1, 1996, Mr. Frazier will no longer receive any director's fees or other compensation from the Fund or other funds in the INVESCO Complex for his service as a director.

     (6)Total  ^ as a  percentage  of the  Fund's  net assets as of August 31, ^
1996.

     ^(7)Total as a percentage of the net assets of the INVESCO Complex as of December 31, ^ 1995.

      ^ Messrs. Brady, Harris, Hesser and, effective November 1, 1996, Frazier, as "interested persons" of the Fund and of the other funds in the INVESCO Complex, receive compensation as officers or employees of INVESCO or its affiliated companies^ and do not receive any director's fees or other compensation from the Fund or other funds in the INVESCO Complex for their service as directors.

      The boards of directors/trustees of the mutual funds managed by INVESCO, ^ INVESCO Advisor Funds, Inc. and INVESCO Treasurer's Series Trust have adopted a Defined Benefit Deferred Compensation Plan for the non-interested directors and trustees of the funds. Under this plan, each director or trustee who is not an interested person of the funds (as defined in the 1940 Act) and who has served for at least five years (a "qualified director") is entitled to receive, upon retiring from the boards at the retirement age of 72 (or the retirement age of 73 to 74, if the retirement date is extended by the boards for one or two years^ but less than three years) continuation of payment for one year (the "first year retirement benefit") of the annual basic retainer payable by the funds to the qualified director at the time of his retirement (the "basic retainer"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a qualified director shall receive quarterly payments at an annual rate equal to 25% of the basic retainer. These payments will continue for the remainder of the qualified director's life or ten years, whichever is longer (the "reduced retainer payments"). If a qualified director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the first year retirement benefit and the reduced retainer payments will be made to him or to his beneficiary or estate. If a qualified director becomes disabled or dies either prior to age 72 or during ^ his 74th year while still a director of the funds, the director will not be entitled to receive the first year retirement benefit; however, the reduced retainer payments will be made to his beneficiary or estate. The plan is administered by a committee of three directors who are also participants in the plan and one director who is not a plan participant. The cost of the plan will be allocated among the INVESCO, ^ INVESCO Advisor and Treasurer's Series funds in a manner determined to be fair and equitable by the committee. The Fund is not making any payments to directors under the plan as of the date of this Statement of Additional Information. The Fund has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.


      The Fund has an audit committee comprised of four of the directors who are not interested persons of the Fund. The committee meets periodically with the Fund's independent accountants and officers to review accounting principles used by the Fund, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

      The Fund also has a management liaison committee which meets quarterly with various management personnel of INVESCO in order (a) to facilitate better understanding of management and operations of the Fund, and (b) to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

HOW SHARES CAN BE PURCHASED


      The Fund's shares are sold on a continuous basis at the net asset value per share next calculated after receipt of a purchase order in good form. Net asset value per share of the Fund is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange^ but may also be computed at other times. See "How Shares Are Valued." INVESCO acts as the Fund's Distributor under a distribution agreement with the Fund under which it receives no compensation and bears all expenses, including the costs of printing and distributing prospectuses, incident to marketing of the Fund's shares, except for such distribution expenses which are paid out of Fund assets under the Fund's Plan of Distribution which has been adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940.


      Distribution Plan. As discussed under "How Shares Can Be Purchased" in the Prospectus, the Fund has adopted a Plan and Agreement of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may make monthly payments to INVESCO of amounts computed at an annual rate no greater than 0.25% of the Fund's average net assets during any 12- month period to reimburse it for expenses incurred by it in connection with the distribution of the Fund's shares to investors. For the fiscal year ended August 31, ^ 1996, the Fund made payments to INVESCO under the Plan in the amount of ^ $1,539,068. In addition, as of August 31, ^ 1996, $51,701 of additional distribution expenses had been incurred for the Fund, subject to payment upon approval of the Fund's directors, which payment was approved on October ^ 30, 1996. As noted in the Prospectus, one type of reimbursable expenditure is the payment of compensation to securities companies and other financial institutions and organizations, which may include INVESCO- affiliated companies, in order to obtain various distribution- related and/or administrative services for the Fund. The Fund is authorized by the Plan to use its assets to finance the payments made to obtain those services. Payments will be made by INVESCO to broker-dealers who sell shares of the Fund and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, the Fund does not believe that these limitations would affect the ability of such banks to enter into arrangements with INVESCO^ but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Fund possibly could decrease to the extent that the banks would no longer invest customer assets in the Fund. Neither the Fund nor its investment adviser will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by the Fund.

      For the fiscal year ended August 31, ^ 1996, allocation of 12b-1 amounts paid by the Fund for the following categories of expenses were: Advertising--^ $572,045; sales literature, printing^ and postage--^ $110,258; direct mail--^ $27,672; public relations/promotion--^ $618,696; compensation to securities dealers and other organizations--^ $74,911; and marketing personnel--^ $135,486.


      The nature and scope of services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new stockholder account applications, preparing and transmitting to the Fund's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Fund, and assisting in other customer transactions with the Fund.


      The Plan was approved on April 17, 1990, at a meeting called for such purpose by a majority of the directors of the Fund, including a majority of the directors who neither are "interested persons" of the Fund nor have any financial interest in the operation of the Plan ("12b-1 directors"), and was also approved by holders of a majority of the outstanding shares of the Fund on June 29, 1990. The Plan has been continued by action of the board of directors until April 30, ^ 1997.

      The Plan provides that it shall continue in effect with respect to the Fund for so long as such continuance is approved at least annually by the vote of the board of directors of the Fund cast in person at a meeting called for the purpose of voting on such continuance. The Plan can also be terminated at any time with respect to the Fund, without penalty, if a majority of the 12b-1 directors, or shareholders of the Fund, vote to terminate the Plan. The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of the Fund, the investment climate for the Fund, general market conditions^ and the volume of sales and redemptions of Fund shares. The Plan may continue in effect and payments may be made under the Plan following any such temporary suspension or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem his shares. So long as the Plan is in effect, the selection and nomination of persons to serve as independent directors of the Fund shall be committed to the independent directors then in office at the time of such selection or nomination. The Plan may not be amended to increase materially the amount of the Fund's payments thereunder without approval of the shareholders of the Fund, and all material amendments to the Plan must be approved by the Board of Directors of the Fund, including a majority of the 12b-1 directors. Under the agreement implementing the Plan, INVESCO or the Fund, the latter by vote of a majority of the 12b-1 directors, or of the holders of a majority of the Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party. No further payments will be made by the Fund under the Plan in the event of its termination.


      To the extent that the Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, the Fund's obligation to make payments to INVESCO shall terminate automatically, in the event of such "assignment," in which event the Fund may continue to make payments, pursuant to the Plan, to INVESCO or another organization only upon the approval of new arrangements, which may or may not be with INVESCO, regarding the use of the amounts authorized to be paid by it under the Plan, by the directors, including a majority of the 12b-1 directors, by a vote cast in person at a meeting called for such purpose.

      Information regarding the services rendered under the Plan and the amounts paid therefor by the Fund are provided to, and reviewed by, the directors on a quarterly basis. In the quarterly review, the directors shall determine whether, and to what extent, INVESCO will be reimbursed for expenditures which it has made that are reimbursable under the Fund's Rule 12b-1 Plan. On an annual basis, the directors shall consider the continued appropriateness of the Plan and the level of compensation provided therein.

      The only  directors  or  interested  persons,  as that term is  defined in
Section 2(a)(19) of the 1940 Act, of the Fund who have a direct or indirect financial interest in the operation of the Plan are the officers and directors of the Fund listed herein under the section entitled "The Fund and Its
Management--Officers and Directors of the Fund" hereof who are also officers either of INVESCO or companies affiliated with INVESCO. The benefits which the Fund believes will be reasonably likely to flow to it and its shareholders under the Plan include the following:

      (1) Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Fund;

      (2) The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of Fund securities in amounts and at times that are disadvantageous for investment purposes;

      (3) The positive effect which increased Fund assets will have on its revenues could allow INVESCO:

            (a) To have greater resources to make the financial commitments necessary to improve the quality and level of Fund and shareholder services (in both systems and personnel),


            (b) To increase the number and type of mutual funds available to investors from INVESCO (and support them in their infancy)^ and thereby expand the investment choices available to all shareholders, and


            (c)   To  acquire  and  retain   talented   employees  who  desire
                  to be associated with a growing organization; and


      (4) Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g., exceeding established breakpoints in the advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of the Plan.

HOW SHARES ARE VALUED


      As described in the section of the Fund's Prospectus entitled "How Shares Can Be Purchased," the net asset value of shares of the Fund is computed once each day that the New York Stock Exchange is open as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m., New York time) and applies to purchase and redemption orders received prior to that time. Net asset value per share is also computed on any other day on which there is a sufficient degree of trading in the securities held by the Fund that the current net asset value per share might be materially affected by changes in the value of the securities held, but only if on such day the Fund receives a request to purchase or redeem shares. Net asset value per share is not calculated on days the New York Stock Exchange is closed, such as federal holidays, including New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving^ and Christmas.


      The net asset value per share of the Fund is calculated by dividing the value of all securities held by the Fund and its other assets (including dividends and interest accrued but not collected), less the Fund's liabilities (including accrued expenses), by the number of outstanding shares of the Fund. Securities traded on national securities exchanges, the NASDAQ National Market System, the NASDAQ Small Cap Market and foreign markets are valued at their last sale prices on the exchanges or markets where such securities are primarily traded. Securities traded in the over-the-counter market for which last sale prices are not available and listed securities for which no sales are reported on a particular date, are valued at their highest closing bid prices (or, for debt securities, yield equivalents thereof) obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities will be valued at fair value as determined in good faith by the Fund's board of directors or pursuant to procedures adopted by the board of directors. The above procedures may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional-size trading units of debt securities. Prior to utilizing a pricing service, the board of directors of the Fund will review the methods used by such service to assure itself that securities will be valued at their fair values. The Fund's Board of Directors also periodically monitors the methods used by such pricing services. Debt securities with remaining maturities of 60 days or less at the time of purchase are normally valued at amortized cost.


      The values of securities held by the Fund and other assets used in computing net asset value generally are determined as of the time regular trading in such securities or assets is completed each day. ^ Because regular trading in most foreign securities markets is completed simultaneously with, or prior to, the close of regular trading on the New York Stock Exchange, closing prices for foreign securities usually are available for purposes of computing the Fund's net asset value. However, in the event that the closing price of a foreign security is not available in time to calculate a Fund's net asset value on a particular day, the ^ Fund's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day, which may be prior to the close of regular trading in the security. The value of all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the spot rates of such currencies against the U.S. dollar provided by an approved pricing service.


FUND PERFORMANCE


      As described in the section of the Prospectus entitled "Performance Data," the Fund advertises its total return performance. Average annual total return performance for the one-, five- and ten-year periods ended August 31, ^ 1996 was ^ 20.23%, 11.48% and ^ 11.48%, respectively. Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                               P(1 + T)n = ERV
where:      P = initial payment of $1000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

      The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period.

      In conjunction with performance reports, comparative data between the Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

      From time to time, evaluations of performance made by independent sources may also be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Funds. Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

      American Association of Individual Investors' Journal
      Banxquote
      Barron's
      Business Week
      CDA Investment Technologies
      CNBC
      CNN
      Consumer Digest
      Financial Times
      Financial World
      Forbes

      Fortune
      Ibbotson Associates, Inc.
      Institutional Investor
      Investment Company Data, Inc.
      Investor's Business Daily
      Kiplinger's Personal Finance
      Lipper Analytical Services, Inc.'s Mutual Fund Performance
        Analysis
      Money
      Morningstar
      Mutual Fund Forecaster
      No-Load Analyst
      No-Load Fund X
      Personal Investor
      Smart Money
      The New York Times
      The No-Load Fund Investor
      U.S. News and World Report
      United Mutual Fund Selector
      USA Today
      Wall Street Journal
      Wiesenberger Investment Companies Services
      Working Woman
      Worth

SERVICES PROVIDED BY THE FUND


      Periodic Withdrawal Plan. As described in the section of the Fund's Prospectus entitled "Services Provided by The Fund," the Fund offers a Periodic Withdrawal Plan. All dividends and distributions on shares owned by shareholders participating in this Plan are reinvested in additional shares. ^ Because withdrawal payments represent the proceeds from sales of shares, the amount of shareholders' investments in the Fund will be reduced to the extent that withdrawal payments exceed dividends and other distributions paid and reinvested. Any gain or loss on such redemptions must be reported for tax purposes. In each case, shares will be redeemed at the close of business on or about the 20th day of each month preceding payment and payments will be mailed within five business days thereafter.


      The Periodic Withdrawal Plan involves the use of principal and is not a guaranteed annuity. Payments under such a Plan do not represent income or a return on investment.

      A Periodic Withdrawal Plan may be terminated at any time by sending a written request to INVESCO. Upon termination, all future dividends and capital gain distributions will be reinvested in additional shares unless a shareholder requests otherwise.

     Exchange Privilege. As discussed in the section of the Prospectus entitled "Services Provided by the Fund," the Fund offers shareholders the privilege of exchanging shares of the Fund for shares of certain other mutual funds advised by INVESCO. Exchange requests may be made either by telephone or by written request to INVESCO Funds Group, Inc. using the telephone number or address on the cover of this Statement of Additional Information. Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that establish a new account must meet the fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements. Any gain or loss realized on an exchange is recognized for federal income tax purposes. This privilege is not an option or right to purchase securities^ but is a revocable privilege permitted under the present policies of each of the funds and is not available in any state or other jurisdiction where the shares of the mutual fund into which transfer is to be made are not qualified for sale, or when the net asset value of the shares presented for exchange is less than the minimum dollar purchase required by the appropriate prospectus.


TAX-DEFERRED RETIREMENT PLANS

      As described in the section of the Fund's Prospectus entitled "Services Provided by the Fund," shares of the Fund may be purchased as the investment medium for various tax-deferred retirement plans. Persons who request information regarding these plans from INVESCO will be provided with prototype documents and other supporting information regarding the type of plan requested. Each of these plans involves a long-term commitment of assets and is subject to possible regulatory penalties for excess contributions, premature distributions or for insufficient distributions after age 70-1/2. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, the investor is urged to consult with an attorney or tax adviser prior to the establishment of such a plan.

HOW TO REDEEM SHARES

      Normally, payments for shares redeemed will be mailed within seven (7) days following receipt of the required documents as described in the section of the Prospectus entitled "How to Redeem Shares." The right of redemption may be suspended and payment postponed when: (a) the New York Stock Exchange is closed for other than customary weekends and holidays; (b) trading on that exchange is restricted; (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) the Securities and Exchange Commission by order so permits.

     It is possible that in the future conditions may exist which would, in the opinion of the Fund's investment adviser, make it undesirable for the Fund to pay for redeemed shares in cash. In such cases, the investment adviser may authorize payment to be made in portfolio securities or other property of the Fund. However, the fund has obligated itself under the 1940 Act to redeem for cash all shares of the Fund presented for redemption by any one shareholder having a value up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are selected entirely by the investment adviser based on what is in the best interests of the Fund and its shareholders^ and are valued at the value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of the securities.


DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES


      The Fund intends to continue to conduct its business and satisfy the applicable diversification of assets and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund so qualified for the fiscal year ended August 31, ^ 1996, and intends to continue to qualify during its current fiscal year. As a result, it is anticipated that the Fund will pay no federal income or excise taxes and will be accorded conduit or "pass through" treatment for federal income tax purposes.


      Dividends paid by the Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are, for federal income tax purposes, taxable as ordinary income to shareholders. After the end of each calendar year, the Fund sends shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Such amounts will be limited to the aggregate amount of qualifying dividends which the Fund derives from its portfolio investments.

      Distributions by the Fund of net capital gains (the excess of net long-term capital gain over net short-term capital loss) are, for federal income tax purposes, taxable to the shareholder as long-term capital gains regardless of how long a shareholder has held shares of the Fund. Such distributions are identified as such and are not eligible for the dividends-received deduction.

      All dividends and other distributions are regarded as taxable to the investor, whether or not such dividends and distributions are reinvested in additional shares. If the net asset value of Fund shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be, in effect, a return of invested capital. The net asset value of Fund shares reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is made, the net asset value is reduced by the amount of the distribution. If shares are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution, which would reduce any gain or increase any loss for tax purposes on any subsequent redemption of shares.


      INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders, and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Fund recommends any particular method of determining cost basis. Other methods may result in different tax consequences. If a shareholder has reported gains or losses for the Fund in past years, the shareholder must continue to use the method previously used^ unless the shareholder applies to the IRS for permission to change methods.


      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

      Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the IRS that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.


      The Fund may invest in the stock of "passive foreign investment companies" ^("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent that income is distributed to its shareholders.

      Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

      Shareholders should consult their own tax advisers regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions generally will be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

INVESTMENT PRACTICES


      Portfolio Turnover. There are no fixed limitations regarding the Fund's portfolio turnover. The rate of portfolio turnover can fluctuate under constantly changing economic conditions and market circumstances. Securities initially satisfying basic policies and objectives of the Fund may be disposed of when they are no longer suitable. Brokerage costs to the Fund are commensurate with the rate of portfolio activity. Portfolio turnover rates for the fiscal years ended August 31, 1996, 1995 and 1994 were 207%, 111% and 63%, respectively. In computing the portfolio turnover rate, all investments with maturities or expiration dates at the time of acquisition of one year or less are excluded. Subject to this exclusion, the turnover rate is calculated by dividing (A) the lesser of purchases or sales of portfolio securities for the fiscal year by (B) the monthly average of the value of portfolio securities owned by the Fund during the fiscal year. The portfolio turnover rate increased in fiscal 1996 and 1995 over fiscal 1994 primarily as a result of a restructuring of the Fund's portfolio that occurred during ^ those years.


     Placement of Portfolio Brokerage. INVESCO, as the Fund's investment adviser, and INVESCO Trust, as the Fund's sub-adviser, place orders for the purchase and sale of securities with brokers and dealers based upon INVESCO's or INVESCO Trust's evaluation of their financial responsibility subject to their ability to effect transactions at the best available prices. INVESCO or INVESCO Trust evaluates the overall reasonableness of brokerage commissions paid^ by reviewing the quality of executions obtained on the Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. In seeking to ensure that the commissions or discounts charged the Fund are consistent with prevailing and reasonable commissions or discounts, INVESCO or INVESCO Trust also endeavors to monitor brokerage industry practices with regard to the commissions or discounts charged by broker/dealers on transactions effected for other comparable institutional investors. While INVESCO or INVESCO Trust seeks reasonably competitive rates, the Fund does not necessarily pay the lowest commission, spread or discount available.


      Consistent with the standard of seeking to obtain the best execution on portfolio transactions, INVESCO or INVESCO Trust may select brokers that provide research services to effect such transactions. Research services consist of statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO or INVESCO Trust in making informed investment decisions. Research services prepared and furnished by brokers through which the Fund effects securities transactions may be used by INVESCO or INVESCO Trust in servicing all of its accounts and not all such services may be used by INVESCO or INVESCO Trust in connection with the Fund.

      In recognition of the value of the above-described brokerage and research services provided by certain brokers, INVESCO or INVESCO Trust, consistent with the standard of seeking to obtain the best execution on portfolio transactions, may place orders with such brokers for the execution of Fund transactions on which the commissions or discounts are in excess of those which other brokers might have charged for effecting the same transactions.


      Fund transactions may be effected through qualified ^ broker-dealers that recommend the Fund to their clients, or who act as agent in the purchase of the Fund's shares for their clients. When a number of brokers and dealers can provide comparable best price and execution on a particular transaction, the Fund's adviser or sub-adviser may consider the sale of Fund shares by a broker or dealer in selecting among qualified ^ broker-dealers.

      Certain brokers are paid a fee (the "Broker's Fee") for recordkeeping, shareholder communications and other services provided by the brokers to investors purchasing shares of the Funds through no transaction fee programs ("NTF Programs") offered by the brokers. The Broker's Fee is based on the average daily value of the investments in each Fund made by a broker and held in omnibus accounts maintained on behalf of investors participating in the NTF Program. With respect to certain NTF Programs, the directors of the Company have authorized the Funds to apply dollars generated from the Company's Plan and Agreement of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") to pay the entire Broker's Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan. With respect to other NTF Programs, the Company's directors have authorized each Fund to pay transfer agency fees to INVESCO based on the number of investors who have beneficial interests in the broker's omnibus accounts in that Fund. INVESCO, in turn, pays these transfer agency fees to the broker as a sub- transfer agency or recordkeeping fee in payment of all or a portion of the Broker's Fee. In the event that the sub-transfer agency or recordkeeping fee is insufficient to pay all of the Broker's Fee with respect to these NTF Programs, the directors of the Company have authorized the Funds to apply dollars generated from the Plan to pay the remainder of the Broker's Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan. INVESCO itself pays the portion of a Fund's Broker's Fee, if any, that exceeds the sum of the sub-transfer agency or recordkeeping fee and Rule 12b-1 fee. The Company's directors have further authorized INVESCO to place a portion of each Fund's brokerage transactions with certain brokers that sponsor NTF Programs, if INVESCO reasonably believes that, in effecting the Fund's transactions in portfolio securities, the broker is able to provide the best execution of orders at the most favorable prices. A portion of the commissions earned by such a broker from executing portfolio transactions on behalf of a specific Fund may be credited by the broker first against the sub- transfer agency or recordkeeping fee payable with respect to that Fund, and second against any Rule 12b-1 fees used to pay a portion of the Broker's Fee, on a basis which has resulted from negotiations between INVESCO and the broker. Thus, the Fund pays sub-transfer agency or recordkeeping fees to the broker in payment of the Broker's Fee only to the extent that such fees are not offset by the Fund's credits. In the event that the transfer agency fee paid by a Fund to INVESCO with respect to investors who have beneficial interests in a particular broker's omnibus accounts in that Fund exceeds the Broker's Fee applicable to that Fund, INVESCO may carry forward the excess and apply it to future Broker's Fees payable to that broker with respect to the Fund. The amount of excess transfer agency fees carried forward will be reviewed for possible adjustment by INVESCO prior to each fiscal year-end of the Company. The Company's board of directors has also authorized the Company to pay an amount equal to any credits received by the Funds against their respective Rule 12b-1 fees as a result of these arrangements to INVESCO in reimbursement of other expenses incurred by INVESCO in engaging in the activities and providing the services on behalf of the respective Funds contemplated by the Plan, subject to the maximum Rule 12b-1 fee permitted by the Plan.

      The aggregate dollar amounts of brokerage commissions paid by the Fund for the fiscal years ended August 31, 1996, 1995^ and 1994 ^ were $2,703,470, $1,775,478^ and $1,410,331 ^, respectively. For the fiscal year ended August 31, ^ 1996, brokers providing research services receive ^ $1,903,557 in commissions on portfolio transactions effected for the Fund. The aggregate dollar amount of such portfolio transactions was ^ $1,347,164,601. As a result of selling shares of the Fund, brokers received ^ $2,366 in commissions on portfolio transactions effected for the Fund during the fiscal year ended August 31, ^ 1996.

      At August 31, ^ 1996, the Fund held securities of its regular brokers or dealers, or their parents, as follows:

                                                    Value of Securities
Broker or Dealer                                       at ^ 8/31/96
----------------                                    -------------------

^ American Express Credit                              $10,327,000.00
Beneficial Corporation                                 $17,014,000.00
Chevron Oil Finance                                     $7,563,000.00
General Electric Capital                               $11,123,000.00
Sears Roebuck Acceptance                             ^ $17,015,000.00
General Electric                                          $225,000.00


      Neither INVESCO nor INVESCO Trust receives any brokerage commissions on portfolio transactions effected on behalf of the Fund, and there is no affiliation between INVESCO, INVESCO Trust or any person affiliated with INVESCO, INVESCO Trust^ or the Fund and any broker or dealer that executes transactions for the Fund.


ADDITIONAL INFORMATION


      Common Stock. The Fund has 200,000,000 authorized shares of common stock with a par value of $0.01 per share. As of August 31, ^ 1996, 109,680,469 of those shares were outstanding. All shares currently outstanding and being offered are of one class with equal rights as to voting, dividends and liquidation. All shares offered hereby, when issued, will be fully paid and nonassessable. Shares have no preemptive rights and are fully tradeable on the books of the Fund.

      Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors of the Fund can elect 100% of the directors if they choose to do so, and, in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. After they have been elected by shareholders, the directors will continue to serve until their successors are elected and have qualified or they are removed from office, in either case by a shareholder vote, or until death, resignation^ or retirement. They may appoint their own successors, provided that always at least a majority of the directors have been elected by the Fund's shareholders. It is the intention of the Fund not to hold annual meetings of shareholders. The directors may call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Fund's Articles of Incorporation^ or at their discretion.

     Principal Shareholders. As of November 30, ^ 1996, no entities held more than 5% of the outstanding securities of the Fund.


     Independent Accountants. Price Waterhouse LLP, 950 Seventeenth Street, Denver, Colorado, has been selected as the independent accountants of the Fund. The independent accountants are responsible for auditing the financial statements of the Fund.

      Custodian. State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, has been designated as custodian of the cash and investment securities of the Fund. The bank is also responsible for, among other things, receipt and delivery of the Fund's investment securities in accordance with procedures and conditions specified in the custody agreement.


     Transfer Agent. The Fund is provided with transfer agent services by INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado, pursuant to the Transfer Agency Agreement described herein. Such services include the issuance, cancellation^ and transfer of shares of the Fund^ and the maintenance of records regarding the ownership of such shares.


      Reports to Shareholders. The Fund's fiscal year ends on August 31. The Fund distributes reports at least semiannually to its shareholders. Financial statements regarding the Fund, audited by the independent accountants, are sent to shareholders annually.

     Legal Counsel. The firm of Kirkpatrick & Lockhart LLP, Washington, D.C. is legal counsel for the Fund. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell, Denver, Colorado, acts as special counsel to the Fund.


      Financial Statements. The Fund's audited financial statements and the notes thereto for the fiscal year ended August 31, ^ 1996, and the report of Price Waterhouse LLP with respect to such financial statements are incorporated herein by reference from the Fund's Annual Report to Shareholders for the fiscal year ended August 31, ^ 1996.


      Prospectus. The Fund will furnish, without charge, a copy of the Prospectus upon request. Such requests should be made to the Fund at the mailing address or telephone number set forth on the first page of this Statement of Additional Information.

     Registration Statement. This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

APPENDIX-BOND RATINGS

Description   of  Moody's   Investors   Service,   Inc.'s   corporate   bond
ratings:

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Rating Refinements: Moody's may apply the numerical modifier "1", for municipally-backed bonds, and modifiers "1", "2" and "3" for corporate-backed municipals. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor's corporate bond ratings:

AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Plus (+) or Minus (-): The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description  of  Moody's   Investors   Service,   Inc.'s   preferred   stock
ratings:

"aaa"--An issue which is rated "aaa" is considered to be a top- quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

"aa"--An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

"a"--An issue which is rated "a" is considered to be an upper- medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

"baa"--An issue which is rated "baa" is considered to be a medium- grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor's preferred stock ratings:

"AAA"--This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

"AA"--A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

"A"--An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

"BBB"--An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                          PART C.  OTHER INFORMATION

Item 24.    Financial Statements and Exhibits
            (a)   Financial Statements:
                                                                  Page in
                                                                  Prospectus
                                                                  ----------
                  (1)   Financial statements and schedules
                        included in Prospectus (Part A):


                        Financial Highlights for each of              8
                        the ten years in the period ended
                        August 31, ^ 1996.

                                                                  Page in
                                                                  Statement
                                                                  of Addi-
                                                                  tional In-
                                                                  formation
                                                                  ----------

                  (2)   The following audited financial
                        statements of INVESCO Growth Fund,
                        Inc. and the notes thereto for the
                        fiscal year ended August 31, ^ 1996
                        and the report of Price Waterhouse
                        LLP with respect to such financial
                        statements are incorporated in the
                        Statement of Additional Information
                        by reference from the Fund's Annual
                        Report to Shareholders for the
                        fiscal year ended August 31, ^ 1996
                        ; Statement of Investment
                        Securities as of August 31, ^ 1996;
                        Statement of Assets and Liabilities
                        as of August 31, ^ 1996; Statement
                        of Operations for the year ended
                        August 31, ^ 1996; Statement of
                        Changes in Net Assets for each of
                        the two years in the period ended
                        August 31, ^ 1996; Financial
                        Highlights for each of the five
                        years in the period ended August
                        31, ^ 1996.


                  (3)   Financial statements and schedules
                        included in Part C:

                        None:  Schedules have been omitted
                        as all information has been
                        presented in the financial
                        statements.

      (b)   Exhibits:


            (1)   Articles of Incorporation (Charter)--
                  previously filed with Registration
                  Statement, most recently with Post^-
                  Effective Amendment  No. 64  dated
                  October 22, 1990, and herein
                  incorporated by reference.


            (2)   Amended Bylaws dated July 21, 1993,
                  previously filed with Post-Effective
                  Amendment No. 69 dated December 19,
                  1994 and herein incorporated by reference.

            (3)   Not applicable.


            (4)   ^ Not required to be filed on EDGAR.


            (5)   (a) Investment Advisory Agreement--
                  previously filed with Registration
                  Statement dated September 20, 1941, and
                  Post-Effective Amendment Nos. 21, 53,
                  54, 58, 59, and 65, dated January 2,
                  1965, November 1, 1982, November 1,
                  1982, August 29, 1985, October 23, 1985,
                  and October 24, 1991, respectively, and
                  herein incorporated by reference.

                  (b) Sub-Advisory Agreement between the
                  Fund and INVESCO Trust Company dated
                  April 30, 1991, previously filed with
                  Post-Effective Amendment No. 65 dated
                  October 24, 1991, and herein incorporated by reference.

            (6)   General Distribution Agreement--
                  previously filed with Registration
                  Statement dated September 20, 1941, and
                  Post-Effective Amendment Nos. 11, 15,
                  17, 20, 21, 37, 50, 54, 58, and 59 dated
                  December 4, 1959, October 23, 1961,
                  December 15, 1962, January 2, 1964,
                  January 2, 1965, October 26, 1972,
                  January 2, 1980, November 1, 1982,
                  August 29, 1985, and October 23, 1985,
                  respectively, and herein incorporated by reference.

            (7)   Defined Benefit Deferred Compensation
                  Plan for Non-Interested Directors and

                  Trustees ^.


            (8)   Custody Agreement--previously filed with
                  Registration Statement dated September

                  20, 1941, and Post-Effective Amendment
                  Nos. 8, 49, and 51 dated November 30,
                  1958, January 2, 1979, and January 2,
                  1981, respectively, and herein
                  incorporated by reference. Amendment to
                  Custody Agreement dated October 25, 1995
                  --previously filed with Post-Effective
                  Amendment No. 70 dated December 15, 1995 and herein incorporated by reference.


            (9)   (a) Transfer Agency Agreement--
                  previously filed with Registration
                  Statement dated September 20, 1941, and
                  Post-Effective Amendment Nos. 58, 59,
                  and 65, dated August 29, 1985, October
                  23, 1985, and October 24, 1991,
                  respectively, and herein incorporated by reference. Amended Fee Schedule to
                  Transfer Agency Agreement dated April
                  22, 1993, previously filed with Post-
                  Effective Amendment No. 67 dated June
                  23, 1993, and herein incorporated by
                  reference.  Amended Fee Schedule dated
                  April 1, 1994 to Transfer Agency
                  Agreement, previously filed with Post-
                  Effective Amendment No. 69 dated
                  December 19, 1994 and herein
                  incorporated by reference.


                        (i) Amendment to Transfer Agency
                        Agreement dated May 1, 1996.


                  (b)  Administrative Services Agreement
                  between the Fund and INVESCO Funds Group,
                  Inc., dated April 30, 1991, previously
                  filed with Post-Effective Amendment No.
                  65 dated October 24, 1991, and herein
                  incorporated by reference.

            (10) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable was filed with the Securities and Exchange
                  Commission on or about October 23, 1995
                  pursuant to Rule 24f-2 and herein
                  incorporated by reference.

            (11)  Consent of Independent Accountants.

            (12)  Not applicable.

            (13)  Not applicable.

            (14)  Copies of model plans used in the
                  establishment of retirement plans as
                  follows:  Non-standardized Profit
                  Sharing Plan; Non-standardized Money
                  Purchase Pension Plan; Standardized
                  Profit Sharing Plan Adoption Agreement;
                  Standardized Money Purchase Pension Plan;
                  Non-standardized 401(k) Plan Adoption
                  Agreement; Standardized 401(k) Paired
                  Profit Sharing Plan; Standardized
                  Simplified Profit Sharing Plan;
                  Standardized Simplified Money Purchase
                  Plan; Defined Contribution Master Plan
                  & Trust Agreement; and Financial 403(b)
                  Retirement Plan, all filed with
                  Registration Statement of INVESCO
                  International Funds, Inc. (File No.
                  33-63498), filed May 27, 1993, and
                  herein incorporated by reference.


            (15)  Plan and Agreement of Distribution dated
                  April 16, 1990, adopted pursuant to Rule
                  12b-1 under the Investment Company Act
                  of 1940--previously filed with Post-
                  Effective Amendment No. 64, and herein
                  incorporated by reference.  Amendment of
                  Plan and Agreement of Distribution dated
                  July 19, 1995 --previously filed with
                  Post-Effective Amendment No. 70 dated
                  December 15, 1995 and herein
                  incorporated by reference.


            (16)  Schedule for computation of performance
                  data--previously filed with Post-
                  Effective Amendment No. 62 dated October
                  17, 1988, and herein incorporated by
                  reference.

            (17)  Financial Data Schedule.

            (18)  Not applicable.

Item 25.    Persons Controlled by or Under Common Control With
            Registrant

            No person is presently controlled by or under common control with Registrant.


Item 26.    Number of Holders of Securities
                                                       Number of Record
                                                         Holders as of
            Title of Class                            ^ November 30, 1996
            --------------                            -------------------

            Common Stock                                    ^ 36,653


Item 27.    Indemnification

            Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII of the amended bylaws. See Item 24(b)2 above. Under this Article, such persons will not be indemnified for any acts for which the Investment Company Act of 1940 would not permit indemnification.

Item 28.    Business and Other Connections of Investment Adviser

            See "The Fund and Its Management" in the Prospectus and Statement of Additional Information for information regarding the business of the investment adviser. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of INVESCO Funds Group, Inc., reference is made to Schedule Ds to the Form ADV filed under the Investment Advisers Act of 1940 by INVESCO Funds Group, Inc., which schedules are herein incorporated by reference.

Item 29.    Principal Underwriters
            (a)   INVESCO Diversified Funds, Inc.
                  INVESCO Dynamics Fund, Inc.
                  INVESCO Emerging Opportunity Funds, Inc.
                  INVESCO Income Funds, Inc.
                  INVESCO Industrial Income Fund, Inc.
                  INVESCO International Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Multiple Asset Funds, Inc.
                  INVESCO Specialty Funds, Inc.
                  INVESCO Strategic Portfolios, Inc.
                  INVESCO Tax-Free Income Funds, Inc.
                  INVESCO Value Trust
                  INVESCO Variable Investment Funds, Inc.

            (b)
                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------

^

Frank M. Bishop                     Director ^
1315 Peachtree Street NE
Atlanta, GA  30309


Charles W. Brady                                              Chairman of
1315 Peachtree Street NE                                      the Board
Atlanta, GA  30309


^


M. Anthony Cox                      Senior Vice
7800 E. Union Avenue                President
Denver, CO  80237

Steven T. Cox, Jr.                  Regional Vice
7800 E. Union Avenue                President
Denver, CO  80237


Robert D. Cromwell                  ^ Regional Vice
7800 E. Union Avenue                President
^ Denver, CO  80237


Samuel T. DeKinder                  Director
1315 Peachtree Street NE
Atlanta, GA  30309


^ Douglas P. Dhom                   Regional Vice
^ 1355 Peachtree Street NE          President
^ Atlanta, GA  30309


William J. Galvin, Jr.              Senior Vice               Assistant
7800 E. Union Avenue                President                 Secretary
Denver, CO  80237

Linda J. Gieger                     Vice President
7800 E. Union Avenue
Denver, CO  80237

                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------


Ronald L. Grooms                    Senior Vice               Treasurer,
7800 E. Union Avenue                President                 Chief Fin'l
Denver, CO  80237                   & Treasurer               Officer, and
                                                              Chief Acctg.
                                                              Officer

Wylie G. Hairgrove                  Vice President
7800 E. Union Avenue
Denver, CO  80237


^ Hubert L. Harris ^, Jr.           Director                  Director
1315 Peachtree Street N.E. ^
Atlanta, GA  30309


Dan J. Hesser                       Chairman of the Board,        President
7800 E. Union Avenue                President, CEO                & Dir.
Denver, CO  80237                   & Director

Mark A. Jones                       Regional Vice
1315 Peachtree Street NE            President
Atlanta, GA  30309

Jeraldine E. Kraus                  Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Michael D. Legoski                  Assistant Vice
7800 E. Union Avenue                President
Denver, CO  80237


^ James F. Lummanick                Vice President;
^ 7800 E. Union Avenue              Assistant
^ Denver, CO  80237                 General Counsel

Brian Minturn                       Executive Vice
7800 E. Union Avenue                President
Denver, CO  80237

                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------

^


Robert J. O'Connor                  Director
1315 Peachtree Street N.E.
Atlanta, GA  30309


Donald R. Paddack                   Assistant Vice
7800 E. Union Avenue                President
Denver, CO  80237

Laura M. Parsons                    Vice President
7800 E. Union Avenue
Denver, CO  80237


Glen A. Payne                       Senior Vice               Secretary
7800 E. Union Avenue                President, Secretary
Denver, CO  80237                   General Counsel


Pamela J. Piro                      Assistant Vice
7800 E. Union Avenue                President
Denver, CO  80237

Gary S. Ruhl                        Vice President
7800 E. Union Avenue
Denver, CO  80237

R. Dalton Sim                       Director ^
7800 E. Union Avenue
Denver, CO  80237


James S. Skesavage                  Regional Vice
1315 Peachtree Street N.E.          President
Atlanta, GA  30309

Terri Berg Smith                    Vice President
7800 E. Union Avenue
Denver, CO  80237


^ Tane T. Tyler                     Assistant Vice
^ 7800 E. Union Avenue              President
^ Denver, CO  80237

                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------


Alan I. Watson                      Vice President            Asst. Sec.
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese                       Vice President            Asst. Treas.
7800 E. Union Avenue
Denver, CO  80237

Allyson Zoellner                    Vice President
7800 E. Union Avenue
Denver, CO  80237

            (c)   Not applicable.

Item 30.    Location of Accounts and Records

            Dan J. Hesser
            7800 E. Union Avenue
            Denver, CO  80237

Item 31.    Management Services

            Not applicable.

Item 32.    Undertakings
            (a) The Registrant hereby undertakes that the board of directors will call such meetings of shareholders for action by shareholder vote, including acting on the question of removal of a director or directors, as may be requested in writing by the holders of at least 10% of the outstanding shares of the Fund or as may be required by applicable law or the Fund's Articles of Incorporation, and to assist the shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

            (b) The Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the ^24th day of December, ^ 1996.


Attest:                                   INVESCO Growth Fund, Inc.

/s/ Glen A. Payne                         /s/ Dan J. Hesser
------------------------------------      ------------------------------------
Glen A. Payne, Secretary                  Dan J. Hesser, President


      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to Registrant's Registration Statement has been signed by the following persons in the capacities indicated on this ^24th day of December, ^ 1996.


/s/ Dan J. Hesser                         /s/ Lawrence H. Budner
------------------------------------      ------------------------------------
Dan J. Hesser, President &                Lawrence H. Budner, Trustee
Trustee (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ Daniel D. Chabris
------------------------------------      ------------------------------------
Ronald L. Grooms, Treasurer               Daniel D. Chabris, Trustee
(Chief Financial and
Accounting Officer)

/s/ Victor L. Andrews                     /s/ Fred A. Deering
------------------------------------      ------------------------------------
Victor L. Andrews, Director               Fred A. Deering, Director

/s/ Bob R. Baker                          /s/ A. D. Frazier, Jr.
------------------------------------      ------------------------------------
Bob R. Baker, Director                    A. D. Frazier, Jr., Director


/s/ ^ Hubert L. Harris, Jr.               /s/ Kenneth T. King, Director
------------------------------------      ------------------------------------
^ Hubert L. Harris, Jr., Director         Kenneth T. King, Director


/s/ Charles W. Brady                      /s/ John W. McIntyre
------------------------------------      ------------------------------------
Charles W. Brady, Director                John W. McIntyre, Director


^ By*                                     By*  /s/ Glen A. Payne
     ---------------------------------         -------------------------------
      Edward F. O'Keefe                         Glen A. Payne
      Attorney in Fact                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on May 22, 1992, June 9, 1992, October 13, 1992, October 27, 1993 and December 20,
1995.

                                Exhibit Index

                                                    Page in
Exhibit Number                                      Registration Statement
--------------                                      ----------------------

    ^ 7                                                     75
      9(a)(i)                                               79
      11                                                    80
    ^ 17                                                    81

      EX99 POA.HARRIS                                       82